As filed with the U.S. Securities and Exchange Commission on April 22, 2026

Securities Act File No. 333-294276

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 

Post-Effective Amendment No. 1

VOYA INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Joanne F. Osberg, Esq.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the

Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, Class S, and Class S2 shares of beneficial interest in the series of the registrant designated as VY® Columbia Real Estate Portfolio.

VY® CBRE GLOBAL REAL ESTATE PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-366-0066
April 22, 2026

Dear Shareholder:
On behalf of the Board of Trustees (the “Board”) of VY® CBRE Global Real Estate Portfolio (“CBRE GRE Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of CBRE GRE Portfolio. The Special Meeting is scheduled for 1:00 p.m. (MST) on July 9, 2026. The Special Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Special Meeting online by visiting https://www.viewproxy.com/voyacbre/broadridgevsm/ where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your proxy ballot. Please see the “How do I attend the virtual Special Meeting?” section of the proxy statement for more details regarding the logistics of the virtual format of the Special Meeting. You will not be able to attend the meeting physically. At the Special Meeting, shareholders of CBRE GRE Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of CBRE GRE Portfolio with and into VY® Columbia Real Estate Portfolio (formerly, VY® CBRE Real Estate Portfolio) (“Columbia RE Portfolio,” and together with CBRE GRE Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.
Shares of CBRE GRE Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction, by your insurance company through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders of CBRE GRE Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Columbia RE Portfolio instead of shares of CBRE GRE Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks total return including capital appreciation and current income.
Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.
Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than July 8, 2026.
We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,

Christian G. Wilson
President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
VY® CBRE GLOBAL REAL ESTATE PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-366-0066
Scheduled for July 9, 2026 at 1:00 p.m. (MST)

To the Shareholders:
NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® CBRE Global Real Estate Portfolio (“CBRE GRE Portfolio”) is scheduled for 1:00 p.m. (MST) on July 9, 2026. The Special Meeting will be held in a virtual meeting format only. You can attend and participate in the Special Meeting by registering online at https://www.viewproxy.com/voyacbre/broadridgevsm/ where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your Proxy Ballot. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new unique control number through your bank/broker in order to register to attend the meeting. See the “How do I attend the virtual Special Meeting?” section of the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) for more details regarding the logistics of the Special Meeting, including the ability to submit questions, and technical details and support related to accessing the virtual platform for the Special Meeting. You will not be able to attend the meeting physically.
At the Special Meeting, CBRE GRE Portfolio’s shareholders will be asked:
1.
To approve an Agreement and Plan of Reorganization by and between Voya Investors Trust, on behalf of its series, CBRE GRE Portfolio, and Voya Investors Trust, on behalf of its series, VY® Columbia Real Estate Portfolio (formerly, VY® CBRE Real Estate Portfolio) (“Columbia RE Portfolio”), providing for the reorganization of CBRE GRE Portfolio with and into Columbia RE Portfolio (the “Reorganization”); and
2.
To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.
Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the Reorganization to be placed before the Special Meeting.
The Board of Trustees of CBRE GRE Portfolio recommends that you vote “FOR” the Reorganization.
Shareholders of record as of the close of business on April 10, 2026 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by July 8, 2026 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to CBRE GRE Portfolio or by voting in person (virtually) at the Special Meeting.
By Order of the Board of Trustees

Joanne F. Osberg
Secretary

April 22, 2026

PROXY STATEMENT/PROSPECTUS
April 22, 2026

Special Meeting of Shareholders
of VY® CBRE Global Real Estate Portfolio
Scheduled for July 9, 2026 at 1:00 p.m. (MST)

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
VY® CBRE Global Real Estate Portfolio	VY® Columbia Real Estate Portfolio
(A series of Voya Investors Trust)	(formerly, VY® CBRE Real Estate Portfolio)
(A series of Voya Investors Trust)
7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
1-800-366-0066	1-800-366-0066
(each an open-end management investment company)
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to be Held on July 9, 2026
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya
The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in VY® Columbia Real Estate Portfolio. Please read it carefully and keep it for future reference.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about VY® CBRE Global Real Estate Portfolio (“CBRE GRE Portfolio”) and VY® Columbia Real Estate Portfolio (formerly, VY® CBRE Real Estate Portfolio) (“Columbia RE Portfolio,” and together with CBRE GRE Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	1-800-366-0066
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	https://individuals.voya.com/literature
The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into this Proxy Statement/Prospectus:
1.
The Statement of Additional Information dated April 22, 2026 relating to this Proxy Statement/Prospectus (File No. 333-294276);
2.
The Prospectus and Statement of Additional Information dated May 1, 2025, as supplemented, for CBRE GRE Portfolio and Columbia RE Portfolio (formerly, VY® CBRE Real Estate Portfolio) (File No. 811-05629); and
3.
The audited annual financial statements and other information filed on Form N-CSR which covers the period ended December 31, 2025 for CBRE GRE Portfolio and Columbia RE Portfolio (File No. 811-05629).
The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder (the “1940 Act”), and in accordance therewith, file reports and other information including proxy materials with the SEC. Proxy material, information statements, reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

INTRODUCTION
What is happening?
On November 13, 2025, the Board of Trustees (the “Board”) of VY® CBRE Global Real Estate Portfolio (“CBRE GRE Portfolio”) and VY® Columbia Real Estate Portfolio (formerly, VY® CBRE Real Estate Portfolio) (“Columbia RE Portfolio,” and together with CBRE GRE Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of CBRE GRE Portfolio with and into Columbia RE Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of CBRE GRE Portfolio, and if approved, is expected to be effective on July 24, 2026, or such other date as the parties may agree (the “Closing Date”).
Why did you send me this booklet?
Shares of CBRE GRE Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).
This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a proxy ballot (the “Proxy Ballot”) for CBRE GRE Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.
The Separate Accounts and Qualified Plans or their trustees, as record owners of CBRE GRE Portfolio shares are, in most cases, the “shareholders” of record of CBRE GRE Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the shareholder of record (e.g., the Separate Accounts or Qualified Plans) but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.
Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Columbia RE Portfolio, this Proxy Statement/Prospectus also serves as a prospectus for Columbia RE Portfolio. Columbia RE Portfolio is an open-end management investment company that seeks total return including capital appreciation and current income, as described more fully below.
Who is eligible to vote?
Shareholders of record holding an investment in shares of CBRE GRE Portfolio as of the close of business on April 10, 2026 (the “Record Date”) are eligible to vote at the special meeting of shareholders (the “Special Meeting”) or any adjournments or postponements thereof. Should shareholders require additional information regarding the Special Meeting, they may contact Shareholder Services at 1-800-992-0180.
How do I vote?
You may submit your Proxy Ballot in one of four ways:
•
By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. To the extent shares are held jointly, both joint owners must sign the Proxy Ballot.
•
At the Special Meeting Over the Internet. The Special Meeting will be held entirely online. Shareholders of record as of April 10, 2026, will be able to attend and participate in the Special Meeting by registering online at https://www.viewproxy.com/voyacbre/broadridgevsm/. Even if you plan to attend the Special Meeting online, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the “How do I attend the virtual Special Meeting?” section below for more details regarding the logistics of the virtual format of the Special Meeting.
If you do not plan to attend the Special Meeting, to be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m. (MST) on July 8, 2026.
How do I attend the virtual Special Meeting?
There is no physical location for the Special Meeting. In order to attend the virtual Special Meeting, please visit https://www.viewproxy.com/voyacbre/broadridgevsm/ and follow the instructions as outlined on the website.
1

Shareholders whose shares are registered directly with CBRE GRE Portfolio in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s Proxy Ballot to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than July 8, 2026. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/voyacbre/broadridgevsm/ to submit their name and newly issued control number in order to register to participate in and vote at the Special Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Special Meeting, and (ii) an email with a password to enter at the event link to access the Special Meeting. Shareholders may vote before or during the Special Meeting at www.proxyvote.com. Only shareholders of CBRE GRE Portfolio present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Special Meeting.
The virtual meeting platform is fully supported across browsers (Microsoft Edge, Firefox, Chrome, and Safari) and devices (desktops, laptops, tablets, and cell phones) running the most updated version of applicable software and plugins. Shareholders should ensure that they have a strong Wi-Fi connection wherever they intend to participate in the Special Meeting. Shareholders should also give themselves plenty of time to log in and ensure that they can hear audio prior to the start of the Special Meeting.
Access to the audio webcast of the Special Meeting. The live audio webcast of the meeting will begin promptly at 1:00 p.m. (MST) on July 9, 2026. Online access to the audio webcast will open approximately thirty minutes prior to the start of the meeting to allow time for you to log in and test the computer audio system. We encourage shareholders to access the meeting prior to the start time.
Log in Instructions. To attend the Special Meeting, Shareholders must register at https://www.viewproxy.com/voyacbre/broadridgevsm/.
Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new control number.
When will the Special Meeting be held?
The Special Meeting is scheduled to be held virtually online on July 9, 2026, at 1:00 p.m. (MST).
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SUMMARY OF THE PROPOSED REORGANIZATION
You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Columbia RE Portfolio, please consult Appendix B.
At a meeting of the Board on November 13, 2025, the Board unanimously approved the Reorganization Agreement. In connection with the Board’s approval of the Reorganization Agreement, the Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratios of Columbia RE Portfolio following the Reorganization. Subject to approval by shareholders of CBRE GRE Portfolio, the Reorganization Agreement provides for:
•
the transfer of all of the assets of CBRE GRE Portfolio to Columbia RE Portfolio in exchange for shares of beneficial interest of Columbia RE Portfolio and the assumption by Columbia RE Portfolio of all the liabilities of CBRE GRE Portfolio;
•
the distribution of shares of Columbia RE Portfolio to the shareholders of CBRE GRE Portfolio; and
•
the complete liquidation of CBRE GRE Portfolio.
If shareholders of CBRE GRE Portfolio approve the Reorganization, each owner of Class ADV, Class I, Class S, and Class S2 shares of CBRE GRE Portfolio would become a shareholder of the corresponding share class of Columbia RE Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of CBRE GRE Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Columbia RE Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of CBRE GRE Portfolio held by that shareholder as of the close of business on the Closing Date.
In considering whether to approve the Reorganization, you should note that:
•
The Portfolios have substantially the same investment objectives. The investment objective of CBRE GRE Portfolio is to seek high total return consisting of capital appreciation and current income. The investment objective of Columbia RE Portfolio is to seek total return including capital appreciation and current income.
•
The Portfolios invest at least 80% of their net assets in investments tied to companies that are principally engaged in the real estate industry. Some key differences of the Portfolios’ strategies are that Columbia RE Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer, and Columbia RE Portfolio has exposure to derivative instruments, including contracts for differences, a type of swap arrangement. Additionally, CBRE GRE Portfolio has exposure to a number of different countries, while Columbia RE Portfolio focuses its investments in U.S. issuers. Please refer to the section entitled “How do the Principal Investment Strategies compare?” for additional information on each Portfolio’s principal investment strategies.
•
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”) serves as the investment adviser to each Portfolio. CBRE Investment Management Listed Real Assets, LLC (“CBRE”) serves as the sub-adviser to CBRE GRE Portfolio and Columbia Management Investment Advisers, LLC (“Columbia”) serves as the sub-adviser to Columbia RE Portfolio. Columbia became the sub-adviser of Columbia RE Portfolio effective at the close of business on January 21, 2026.
•
Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•
In addition to the opportunity for improved performance with Columbia as the Sub-Adviser to Columbia RE Portfolio, the shareholders of CBRE GRE Portfolio are expected to benefit from lower contractual management fee rates and lower net expense ratios.
•
The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.
•
The costs of the Reorganization: (i) are estimated to be $432,800, not including portfolio transition costs, and (ii) are anticipated to be allocated approximately $175,000 to CBRE GRE Portfolio and approximately $257,800 to be borne by the Investment Adviser (or an affiliate), as a result of expense subsidies currently in place for CBRE GRE Portfolio. The Investment Adviser will assume all costs related to the Reorganization if the Reorganization is not consummated. For additional information about what would occur if shareholders do not approve the Reorganization, please see the section entitled “What happens if shareholders do not approve the Reorganization?” below.
•
In addition, the Investment Adviser expects to use a transition manager to assist in aligning the holdings of CBRE GRE Portfolio with the holdings of Columbia RE Portfolio prior to the Closing Date. The Investment Adviser has estimated that there will be approximately $100,000 in explicit portfolio transition costs associated with the Reorganization and that such costs would be borne by CBRE GRE Portfolio. Portfolio transition costs include transaction costs arising from the sale of portfolio securities held by CBRE GRE Portfolio prior to the Reorganization.
•
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither CBRE GRE Portfolio nor its shareholders, nor Columbia RE Portfolio nor its shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization.
3

APPROVAL OF THE REORGANIZATION
What is the proposed Reorganization?
Shareholders of CBRE GRE Portfolio are being asked to approve the Reorganization Agreement, providing for the reorganization of CBRE GRE Portfolio with and into Columbia RE Portfolio. If the Reorganization Agreement is approved, shareholders of CBRE GRE Portfolio will become shareholders of Columbia RE Portfolio as of the Closing.
Why is the Reorganization being proposed?
The Investment Adviser proposed the Reorganization to offer greater scale while continuing to provide access to a real estate investment option and to reduce the complexity of the Voya funds platform. Consequently, at the November 13, 2025 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganization of CBRE GRE Portfolio into Columbia RE Portfolio. In support of its proposal, the Investment Adviser noted that, in its view, the Reorganization would provide shareholders of CBRE GRE Portfolio with an immediate benefit through a lower contractual management fee rate, lower net annual operating expenses, and the potential to benefit from a larger, more scalable fund.
How do the Investment Objectives compare?
Each Portfolio’s investment objective is described in the chart below. The Portfolios have substantially the same investment objectives.
	CBRE GRE Portfolio	Columbia RE Portfolio
Investment Objective	The Portfolio seeks high total return consisting of capital appreciation and current income.	The Portfolio seeks total return including capital appreciation and current income.
Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.
How do the Annual Portfolio Operating Expenses compare?
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Columbia RE Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2025. You may pay other fees and expenses such as fees and expenses imposed under your Variable Contract or Qualified Plan, which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Portfolios' expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or Qualified Plan or consult your plan administrator.
As shown in the tables below, shareholders of CBRE GRE Portfolio will experience a decrease in the contractual management fee rate and net annual operating expenses following the Reorganization.
4

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		CBRE GRE Portfolio[1]	Columbia RE Portfolio[2]	Columbia RE Portfolio Pro Forma Combined[2]
Class ADV
Management Fees	%	0.90	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.60	0.60	0.60
Other Expenses	%	0.22	0.25	0.22[5]
Total Annual Portfolio Operating Expenses	%	1.72	1.60	1.57
Waivers and Reimbursements	%	(0.21)[3]	(0.25)[4]	(0.22)[6]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.51	1.35	1.35
Class I
Management Fees	%	0.90	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.22	0.25	0.22[5]
Total Annual Portfolio Operating Expenses	%	1.12	1.00	0.97
Waivers and Reimbursements	%	(0.21)[3]	(0.25)[4]	(0.22)[6]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	0.91	0.75	0.75
Class S
Management Fees	%	0.90	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.22	0.25	0.22[5]
Total Annual Portfolio Operating Expenses	%	1.37	1.25	1.22
Waivers and Reimbursements	%	(0.21)[3]	(0.25)[4]	(0.22)[6]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.16	1.00	1.00
Class S2
Management Fees	%	0.90	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.40	0.40	0.40
Other Expenses	%	0.22	0.25	0.22[5]
Total Annual Portfolio Operating Expenses	%	1.52	1.40	1.37
Waivers and Reimbursements	%	(0.21)[3]	(0.25)[4]	(0.22)[6]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.31	1.15	1.15

Other Expenses do not include one-time expenses related to this Reorganization.

Expense information has been restated to reflect current contractual rates.

The Investment Adviser is contractually obligated to limit expenses to 1.50%, 0.90%, 1.15%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses, such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio's Board. The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio's advisory agreement with the Investment Adviser, or it may be terminated by Voya Investors Trust, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

The Investment Adviser is contractually obligated to limit expenses to 1.34%, 0.74%, 0.99%, and 1.14% for Class ADV, Class I, Class S and Class S2 shares, respectively, through May 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses, such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio's Board. The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio's advisory agreement with the Investment Adviser, or it may be terminated by Voya Investors Trust, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.
5
Other Expenses are based on estimated amounts for the current fiscal year.
6
The Investment Adviser would be contractually obligated to limit expenses to 1.34%, 0.74%, 0.99%, and 1.14% for Class ADV, Class I, Class S and Class S2 shares, respectively, through

May 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses, such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio's Board. The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio's advisory agreement with the Investment Adviser, or it may be terminated by Voya Investors Trust, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.
Expense Examples
These Examples are intended to help you compare the cost of investing in shares of a Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the applicable Portfolio's operating expenses remain the same. The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	CBRE GRE Portfolio				Columbia RE Portfolio				Columbia RE Portfolio Pro Forma Combined
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	$154	500	893	1,994	137	455	822	1,857	137	452	812	1,829
Class I	$93	313	575	1,324	77	267	502	1,178	77	264	492	1,148
Class S	$118	391	709	1,609	102	346	637	1,466	102	343	627	1,437
Class S2	$133	438	788	1,776	117	393	717	1,635	117	389	707	1,607
Portfolio Turnover
Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect a Portfolio’s performance.
During the most recent fiscal year ended December 31, 2025, CBRE GRE Portfolio’s portfolio turnover rate was 101% of the average value of its portfolio and Columbia RE Portfolio’s portfolio turnover rate was 97% of the average value of its portfolio.
How do the Principal Investment Strategies compare?
Each Portfolio’s principal investment strategies are described in more detail in the table below. Both Portfolios invest at least 80% of their net assets in investments tied to companies that are principally engaged in the real estate industry. Some key differences of the Portfolios’ strategies are that Columbia RE Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer, and Columbia RE Portfolio has exposure to derivative instruments, including contracts for differences, a type of swap arrangement as described more fully in the Portfolio’s strategy below. Additionally, CBRE GRE Portfolio has exposure to a number of different countries, while Columbia RE Portfolio focuses its investments in U.S. issuers.
	CBRE GRE Portfolio	Columbia RE Portfolio
Principal Investment Strategies
Under normal circumstances, the Portfolio invests at least
80% of its net assets (plus the amount of any borrowings
for investment purposes) in investments tied to companies
that are principally engaged in the real estate industry.
For purposes of this 80% policy, a company is principally
engaged in the real estate industry if the company: (i)
derives at least 50% of its total revenue or earnings from
owning, operating, leasing, developing, constructing,
financing, managing, brokering, and/or selling commercial,
industrial, or residential real estate; or (ii) has at least
50% of its assets invested in real estate. For purposes
of this 80% policy, companies principally engaged in the
real estate industry may include, without limitation, real
estate investment trusts (“REITs”), master limited
partnerships, real estate owners, real estate managers,
real estate brokers, real estate dealers, and companies
with substantial real estate holdings.

The sub-adviser (the “Sub-Adviser”) may invest in
companies of any market capitalization. However, the
Sub-Adviser will generally not invest in companies with
market capitalizations of less than $100 million at the
time of purchase. The Portfolio may also invest in
convertible securities, initial public offerings (“IPOs”),

Under normal circumstances, the Portfolio invests at least
80% of its net assets (plus the amount of any borrowings
for investment purposes) in investments tied to companies
that are principally engaged in the real estate industry
(“Real Estate Companies”). For purposes of this 80%
policy, a company is principally engaged in the real estate
industry if at least 50% of its gross income or net profits
are attributable to the ownership, construction,
management, or sale of residential, commercial, or
industrial real estate. For purposes of this 80% policy,
companies principally engaged in the real estate industry
may include, without limitation, real estate investment
trusts (“REITs”), master limited partnerships, real estate
owners, real estate managers, real estate brokers, real
estate dealers, and companies with substantial real estate
holdings.

The sub-adviser (the “Sub-Adviser”) may invest in
companies of any market capitalization.

The Portfolio may also invest in other investment
companies, including exchange-traded funds (“ETFs”),
to the extent permitted under the Investment Company
Act of 1940, as amended, and the rules and regulations

CBRE GRE Portfolio	Columbia RE Portfolio

and Rule 144A securities. The Portfolio will have
investments located in a number of different countries,
including the United States. The Portfolio may invest in
companies located in countries with emerging securities
markets.

The Portfolio may invest in other investment companies,
including exchange-traded funds (“ETFs”), to the extent
permitted under the Investment Company Act of 1940,
as amended, and the rules and regulations thereunder,
and under the terms of applicable no-action relief or
exemptive orders granted thereunder (the “1940 Act”).

The Sub-Adviser uses a multi-step investment process
for constructing the Portfolio’s investment portfolio that
combines top-down region and sector allocation with
bottom-up individual stock selection.

First, the Sub-Adviser selects sectors and geographic
regions in which to invest and determines the degree
of representation of such sectors and regions through
a systematic evaluation of public and private property
market trends and conditions.

Second, the Sub-Adviser uses proprietary analytical
techniques to conduct fundamental company analysis,
which provides a framework for security selection. This
approach incorporates several quantitative and qualitative
factors that aid in evaluating performance characteristics
of individual securities independently and relative to each
other.

The Sub-Adviser will also typically employ third-party portfolio optimization tools to help in its evaluation of the Portfolio’s current portfolio and its identification of potential
investments for the Portfolio.

In evaluating investments for the Portfolio, the Sub-Adviser takes into account a wide variety of factors and
considerations to determine whether any or all of those
factors or considerations might have a material effect
on the value, risks, or prospects of a company. Among
the factors considered, the Sub-Adviser expects typically
to take into account environmental, social, and governance
(“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through internal research and information from independent global providers
of ESG and corporate governance research. ESG factors
will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; as ESG assessment
is considered alongside the fundamental valuation model
in the Sub-Adviser’s analysis, the Sub-Adviser generally
will not forgo potential investments strictly based on the
evaluation of ESG factors.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets
into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term
or long-term basis, up to 33 1∕3% of its total assets.

thereunder, and under the terms of applicable no-action
relief or exemptive orders granted thereunder (the “1940
Act”).

The Portfolio also invests in derivative instruments
including, contracts for differences (“CFDs”), which are
a type of swap arrangement, to obtain long and short
exposures to Real Estate Companies. The Sub-Adviser
uses CFDs to express its view of relative value between
Real Estate Companies operating in the same part of
the real estate market. Specifically, the Sub-Adviser uses
CFDs to extend the Portfolio’s long position in holdings
of which it has a favorable view and enters into short
positions in Real Estate Companies of which it has a
less favorable view. CFDs create leverage, which may
exaggerate increases or decreases in the value of the
Portfolio’s overall portfolio. Through investment in CFDs,
the Portfolio generally expects exposures of approximately
30% (but normally not more than 35%) of the Portfolio’s
net assets in short positions and approximately 130%
(but normally not more than 135%) of the Portfolio’s net
assets in long positions. The Sub-Adviser generally seeks
to maintain CFD long and short exposures for the Portfolio
that are approximately balanced. The Portfolio takes long
and short positions in equity REITs, mortgage REITs and
hybrid REITs.

The Sub-Adviser uses fundamental analysis to identify
investment opportunities and risks, and in constructing
the Portfolio’s portfolio, including the Portfolio’s long
and short positions through CFDs.

The Portfolio is non-diversified, which means that it may
invest a significant portion of its assets in a single issuer.

The Portfolio’s investment strategy may involve the frequent trading of portfolio securities. The Sub-Adviser may sell
securities for a variety of reasons, such as to secure
gains, limit losses, or redeploy assets into opportunities
believed to be more promising.

The Portfolio may lend portfolio securities on a short-term
or long-term basis, up to 33 1∕3% of its total assets.

How do the Principal Risks compare?
The following table summarizes and compares the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolios to lose money or to underperform market averages of other funds. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. As reflected in the table below, the Portfolios have many of the same principal risks.
Principal Risks	CBRE GRE Portfolio	Columbia RE Portfolio
Changing Distribution Level: The Portfolio normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments.
The distribution amounts paid by the Portfolio will vary and generally depend on the amount of income the Portfolio earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Portfolio’s income or net capital gains arising from its investments may reduce its distribution level.
✔
Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
	✔	✔
Concentration: To the extent that the Portfolio “concentrates,” as that term is defined in the 1940 Act, its assets in securities of a particular industry or group of industries, the Portfolio may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry or group of industries, and if securities of such industry or group of industries fall out of favor, the Portfolio could underperform, or be more volatile than, a fund that is more broadly invested across industries.
●Real Estate Industry: Investments in companies involved in the real estate industry, including real estate investment trusts, may be subject to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war, or other acts that destroy real property. In addition, these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, zoning changes, overbuilding, overall declines in the economy, and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.
The prices of real estate-related assets generally have not decreased as much as may be expected based on historical correlations between interest rates and prices of real estate-related assets. This presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well (such as loans, securitized debt, and other debt instruments). This risk is particularly present with respect to commercial real estate-related asset prices, and the value of other investments with a connection to the commercial real estate sector. As examples of the current risks faced by real estate-related assets: tenant vacancy rates, tenant turnover and tenant concentration have increased; owners of real estate have faced headwinds, delinquencies, and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); property values have declined; inflation, upkeep costs, and other expenses have increased; and rents have declined for many properties.
	✔	✔
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.
✔
Counterparty: The entity with which the Portfolio conducts portfolio-related business
(such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. The Portfolio may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Portfolio enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the
Portfolio’s NAV to fluctuate. These risks may be greater when engaging in over-the-counter transactions or when the Portfolio conducts business with a limited number of counterparties.
✔

Principal Risks	CBRE GRE Portfolio	Columbia RE Portfolio
Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the Portfolio invests, or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
	✔	✔
Currency: To the extent that the Portfolio invests directly or indirectly in foreign
(non-U.S.) currencies or in securities denominated in, or that trade in, foreign
(non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the
Portfolio through foreign currency exchange transactions.
✔
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the
Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
●Contracts for Differences (“CFDs”): CFDs are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities, different groups or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades on a particular asset(s). CFDs enable investors to speculate on whether a market will go up or down, and profit from the price movement without owning the underlying asset(s). CFDs essentially allow investors to trade the direction of securities, including over the very short term.
CFDs are subject to the risks described above under Derivatives Instruments.
●Swaps: In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Portfolio losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Portfolio. The Portfolio may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position.
✔
Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. The
Sub-Adviser’s assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Portfolio’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Portfolio will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
✔

Principal Risks	CBRE GRE Portfolio	Columbia RE Portfolio
Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign
(non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign
(non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
✔
Initial Public Offerings: Investments in IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that the IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. If the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.
✔
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate.
The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Portfolio invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. In the case of inverse debt instruments, the interest rate paid by the debt instruments is a floating rate, which will generally decrease when the market rate of interest to which the inverse debt instruments are indexed increases and will increase when the market rate of interest to which the inverse debt instruments are indexed decreases. Changes to monetary policy by the
U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
	✔	✔
Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interaction among such factors, including changes in how such factors interact, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Portfolio. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model (including models that utilize forms of artificial intelligence, such as machine learning) can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Technical issues in the design, development, implementation, application, and maintenance of the models
(e.g., stale or inaccurate data, human error, programming or other software issues, coding errors, and technology failures) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
✔

Principal Risks	CBRE GRE Portfolio	Columbia RE Portfolio
Issuer Non-Diversification: A non-diversified investment company is subject to the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. In addition, this increases the risk that a change in the value of any one investment held by the Portfolio could affect the overall value of the Portfolio more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Portfolio’s value will likely be more volatile than the value of a more diversified fund.
✔
Leverage: Certain transactions and investment strategies may give rise to leverage.
Such transactions and investment strategies include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities, short sales, and the use of when-issued, delayed delivery or forward commitment transactions. The use of certain derivatives may also increase leveraging risk and, in some cases, adverse changes in the value or level of a derivative’s underlying asset, rate, or index may result in potentially unlimited losses. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile than if the Portfolio had not been leveraged. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. There can be no guarantee that a leveraging strategy will be successful.
✔
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars. In addition, markets or securities may become illiquid quickly.
	✔	✔
Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Portfolio to achieve its investment objectives.
	✔	✔
Market Capitalization: Stocks fall into three broad market capitalization categories:
large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
	✔	✔

Principal Risks	CBRE GRE Portfolio	Columbia RE Portfolio
Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States.
Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world.
The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the
Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, the prolonged conflict between
Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of
U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.)
economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
	✔	✔
Master Limited Partnership: Master Limited Partnerships (“MLPs”) are limited partnerships in which ownership interests are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines. MLP may also invest in other types of investments, including credit-related investments. Investments held by MLPs may be illiquid. Certain MLP units may trade infrequently and in limited volume and may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.
Investments in MLPs may adversely affect the ability of the Portfolio to qualify for special tax treatment as a regulated investment company.
	✔	✔

Principal Risks	CBRE GRE Portfolio	Columbia RE Portfolio
Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value.
You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Portfolio’s expenses. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
	✔	✔
Portfolio Turnover: A high portfolio turnover rate may increase transaction costs, which may lower the Portfolio’s performance and may increase the likelihood of capital gains distributions.		✔
Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
✔
Real Estate Companies and Real Estate Investment Trusts – VY® Columbia Real Estate
Portfolio: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property.
REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the
REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended. Because the value of REITs and other real estate-related companies may fluctuate widely in response to changes in factors affecting the real estate markets, the value of an investment in the Portfolio may be more volatile than the value of an investment in a fund that is invested in a more diverse range of market sectors.
✔

Principal Risks	CBRE GRE Portfolio	Columbia RE Portfolio
Securities Lending: Securities lending involves two primary risks: “investment risk” and
“borrower default risk.” When lending securities, the Portfolio will receive cash or U.S.
government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower.
Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
	✔	✔
Short Sales: Short sales involve selling a security the Portfolio does not own with the hope of purchasing the same security at a later date at a lower price. When the
Portfolio sells a security short and the price of that security rises, the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow the security. Short sales create leverage which may exaggerate any increase or decrease in the Portfolio’s net asset value causing the Portfolio to be more volatile than a fund that does not engage in short sales.

Short sales expose the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss, and the potential loss may be greater for this type of short sale than for a short sale “against the box.” A short sale is “against the box” to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A short sale “against the box” may be used to hedge against market risks when the manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.
✔
How do the Fundamental Policies of the Portfolios compare?
The following chart compares the fundamental policies of CBRE GRE Portfolio and Columbia RE Portfolio. Each Portfolio has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of a Portfolio’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of a Portfolio are present in person or represented by proxy; or (ii) more than 50% of a Portfolio’s outstanding voting securities.

CBRE GRE Portfolio	Columbia RE Portfolio
Concentration:
The Portfolio may not purchase any securities which would cause
25% or more of the value of its total assets at the time of
purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities, or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, including the rules and regulations thereunder, and any exemptive relief obtained by the
Portfolio.

Concentration:
The Portfolio may not invest in a security if more than 25% of its total assets (taken at market value at the time of such investment)
would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (i) to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto);
and (ii) which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, provided that such concentration is permitted under
U.S. federal tax law requirements for RICs that are investment vehicles for Variable Contracts.

CBRE GRE Portfolio	Columbia RE Portfolio
Diversification:
The Portfolio may not purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S.
government, its agencies and instrumentalities, or investments in securities of other investment companies.
Diversification: Not applicable.
Making Loans:
The Portfolio may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations, and any exemptive relief obtained by the Portfolio.
For the purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring debt securities are not deemed to be making of loans.

Making Loans:
The Portfolio may not lend any funds or other assets, except that the Portfolio may, consistent with its investment objective and policies: (i) invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans; (ii)
enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board.

Issuing Senior Securities:
The Portfolio may not issue senior securities except to the extent permitted by the 1940 Act, including the rules and regulations thereunder, and any exemptive relief obtained by the Portfolio.

Issuing Senior Securities:
The Portfolio may not issue senior securities, except insofar as the
Portfolio may be deemed to have issued a senior security by
reason of borrowing money in accordance with the Portfolio’s borrowing policies, and except for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security.

Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate, except that the
Portfolio may; (i) acquire or lease office space for its own use; (ii)
invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
(iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate, except that the
Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests.

Purchasing or Selling Commodities:
The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from
purchasing or selling options and futures contracts or from
investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions including, without limitation, forward currency contracts.

Purchasing or Selling Commodities:
The Portfolio may not purchase or sell commodities or
commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except: (i) the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts.

CBRE GRE Portfolio	Columbia RE Portfolio
Borrowing:
The Portfolio may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations thereunder, and any exemptive relief obtained by the Portfolio.

Borrowing:
The Portfolio may not borrow money or pledge, mortgage, or
hypothecate its assets, except that the Portfolio may: (i) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (ii)
enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency
contracts as described in the Prospectuses and in this SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of the
Portfolio’s assets).

Underwriting Securities:
The Portfolio may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be
deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in
accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.

Underwriting Securities:
The Portfolio may not act as an underwriter of securities of other issuers except, when in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter under the federal securities laws.

Investments In Derivative Instruments: Not applicable.
Investments In Derivative Instruments:
The Portfolio may not invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that the Portfolio may engage in
transactions in options, futures contracts, and options on futures.

Investments In Illiquid Securities: Not applicable.
Investments In Illiquid Securities:
The Portfolio may not invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio’s Sub-Adviser are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio would be invested in such securities.

Purchase of Debt Instruments:
The Portfolio will only purchase fixed-income securities that are rated investment-grade, i.e., rated at least BBB by S&P or Baa by
Moody’s, or have an equivalent rating from another NRSRO, or, if unrated, are determined to be of comparable quality by the
sub-adviser. Money market securities, certificates of deposit, banker’s acceptance, and commercial paper purchased by the
Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio’s sub-adviser.
Purchase of Debt Instruments: Not applicable.
Purchase of Securities on Margin: Not applicable.
Purchase of Securities on Margin:
The Portfolio may not purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except the Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction.

Short Sales of Securities: Not applicable.	Short Sales of Securities: The Portfolio may not make short sales of securities, except short sales against the box.

How do the purchase and redemption policies of the Portfolios compare?
The Portfolios have the same policies for buying and selling shares. The Portfolios’ shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations.
The Portfolios may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to a Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.
How does the performance of the Portfolios compare?
The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in each Portfolio’s performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Portfolio for the same period. In 2024, in accordance with changes to regulatory disclosure requirements, the Investment Adviser changed CBRE GRE Portfolio's primary benchmark from the FTSE EPRA Nareit Developed Index to the MSCI All Country World Index (“MSCI ACWI”) and Columbia RE Portfolio's primary benchmark from the MSCI U.S. REIT® Index to the Russell 3000® Index. The Portfolios continue to use the former primary benchmarks as additional benchmarks that the Investment Adviser believes more closely reflects each Portfolio’s principal investment strategies. Each Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of each Portfolio’s Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar charts and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare a Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. A Portfolio’s past performance is no guarantee of future results.
Columbia RE Portfolio’s performance prior to January 21, 2026 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies than those that are currently being pursued by the Portfolio. If the Portfolio’s current sub-adviser and principal investment strategies had been in place for the prior periods, the performance information shown would have been different.
CBRE GRE Portfolio
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 4th 2023, 17.41% and Worst quarter: 1st 2020, -27.09%

Columbia RE Portfolio
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 4th 2023, 18.12% and Worst quarter: 1st 2020, -27.01%

Average Annual Total Returns % (for the periods ended December 31, 2025)

		1 Year	5 Years	10 Years	Since Inception	Inception Date
CBRE GRE Portfolio
Class ADV	%	6.21	3.41	3.37	N/A	4/28/2006
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
FTSE EPRA Nareit Developed Index[1]	%	9.58	2.76	3.25	N/A
S&P 500® Index[2]	%	17.88	14.42	14.82	N/A
Class I	%	6.82	4.03	3.99	N/A	1/3/2006
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
FTSE EPRA Nareit Developed Index[1]	%	9.58	2.76	3.25	N/A
S&P 500® Index[2]	%	17.88	14.42	14.82	N/A
Class S	%	6.53	3.77	3.73	N/A	1/3/2006
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
FTSE EPRA Nareit Developed Index[1]	%	9.58	2.76	3.25	N/A
S&P 500® Index[2]	%	17.88	14.42	14.82	N/A
Class S2%		6.35	3.60	3.57	N/A	5/3/2006
MSCI ACWI[1]	%	22.34	11.19	11.72	N/A
FTSE EPRA Nareit Developed Index[1]	%	9.58	2.76	3.25	N/A
S&P 500® Index[2]	%	17.88	14.42	14.82	N/A

Columbia RE Portfolio
Class ADV	%	-0.31	5.30	4.43	N/A	4/17/2006
Russell 3000® Index[2]	%	17.15	13.15	14.29	N/A
MSCI U.S. REIT® Index[2]	%	2.95	6.58	5.71	N/A
Class I	%	0.30	5.93	5.06	N/A	5/19/2003
Russell 3000® Index[2]	%	17.15	13.15	14.29	N/A
MSCI U.S. REIT® Index[2]	%	2.95	6.58	5.71	N/A
Class S	%	0.03	5.67	4.80	N/A	1/24/1989
Russell 3000® Index[2]	%	17.15	13.15	14.29	N/A
MSCI U.S. REIT® Index[2]	%	2.95	6.58	5.71	N/A
Class S2%		-0.10	5.51	4.64	N/A	9/9/2002
Russell 3000® Index[2]	%	17.15	13.15	14.29	N/A
MSCI U.S. REIT® Index[2]	%	2.95	6.58	5.71	N/A
1 The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2 The index returns do not reflect deductions for fees, expenses, or taxes.

How does the management of the Portfolios compare?
The following table describes the management of the Portfolios.
	CBRE GRE Portfolio	Columbia RE Portfolio
Investment Adviser	Voya Investments, LLC	Voya Investments, LLC
Management Fee (as a percentage of average daily net assets)	0.900% on first $250 million of assets; 0.875% on next $250 million of assets; and 0.800% thereafter	0.750% on first $250 million of assets; and 0.700% thereafter
Sub-Adviser	CBRE Investment Management Listed Real Assets, LLC	Columbia Management Investment Advisers, LLC
Sub-Advisory Fee[1] (as a percentage of average daily net assets)	0.350% on the first $250 million of assets; 0.300% on the next $750 million of assets; and 0.250% thereafter	0.330% on the first $250 million of assets; and 0.290% thereafter
Portfolio Managers	Christopher S. Reich, CFA (since 01/20) Joseph P. Smith, CFA (since 02/07) Kenneth S. Weinberg, CFA (since 01/22)	Alban Lhonneur (since 01/26) Sander Bunck (since 01/26) Daniel Winterbottom, CFA (since 01/26)
Distributor	Voya Investments Distributor, LLC	Voya Investments Distributor, LLC
1 Prior to January 21, 2026, CBRE GRE Portfolio’s assets were aggregated with those of Columbia RE Portfolio (formerly, VY® CBRE Real Estate Portfolio which was also sub-advised by CBRE Investment Management Listed Real Assets LLC). The aggregated assets were applied to the above fee schedule for CBRE GRE Portfolio, with the resulting fee prorated back to each Portfolio and the Investment Adviser based on relative net assets. In connection with the sub-adviser change for Columbia RE Portfolio, effective at the close of business on January 21, 2026, the aggregation no longer applies.
Investment Adviser
Voya Investments, an Arizona limited liability company, is registered with the SEC as an investment adviser. Voya Investments serves as the investment adviser to, and has overall responsibility for the management of, each Portfolio. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including, but not limited to, the following: custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.
Voya Investments began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. Voya Investments is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
CBRE Investment Management Listed Real Assets, LLC
CBRE, whose predecessor firm was founded in 1969, is a Delaware limited liability company and is registered with the SEC as an investment adviser. CBRE provides investment advice to institutional client accounts and is a unit of CBRE Investment Management, the independently-operated real estate investment management business of CBRE Group, Inc., a Fortune 500 and S&P 500® company headquartered in Los Angeles, California. CBRE’s principal business address is 555 East Lancaster Avenue, Suite 120, Radnor, Pennsylvania 19087.
The following individuals are jointly and primarily responsible for the day-to-day management of CBRE GRE Portfolio:
Christopher S. Reich, CFA, Global Portfolio Manager and Head of Quantitative Investment Research, joined CBRE in 1999.
Joseph P. Smith, CFA, President and Chief Investment Officer – Listed Real Assets, joined CBRE in 1997.
Kenneth S. Weinberg, CFA, Global Portfolio Manager, joined CBRE in 2004.
Columbia Management Investment Advisers, LLC
Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. Columbia’s management experience covers all major asset classes, including equity securities, debt instruments, and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, ETFs, and closed-end funds, Columbia acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, and financial intermediaries. Columbia’s principal business address is 290 Congress Street, Boston, MA 02210.
The following individuals are jointly and primarily responsible for the day-to-day management of Columbia RE Portfolio:

Alban Lhonneur, Portfolio Manager, is the lead fund manager of the CT Real Estate Equity Market Neutral Fund and co-manager of the CT Global Real Estate Securities Fund, CT Property Growth & Income Fund, the Columbia Real Estate Equity Fund and a number of segregated accounts. Mr. Lhonneur joined Columbia through the acquisition of BMO GAM (EMEA) in 2021, having been with BMO since July 2008. He was previously at Citigroup Global Markets as an equity research analyst focusing on continental European real estate. Prior to that, he was at Société Générale Securities, where he focused on transport equity research.
Sander Bunck, Portfolio Manager, re-joined the property team in March 2023 as senior analyst and assistant fund manager focusing on EU and U.S. Strategies. He was a director and headed the real estate equity research team at Barclays from 2017 to 2023. Prior to that, he worked as an equity analyst in the Thames River team responsible for the European markets. Mr. Bunck started his career at LaSalle Investment Management, where he was an equity analyst in the Listed Real Estate Securities team for four years.
Daniel Winterbottom, CFA, Portfolio Manager, is co-manager of CT Global Real Estate Securities Fund, the Columbia Real Estate Equity Fund and a number of segregated accounts. Mr. Winterbottom was appointed Chief Operating Officer – Thames River Capital in 2025, taking on additional operational management responsibilities across the range of TRC funds. He joined Columbia through the acquisition of BMO GAM (EMEA) in 2021, having previously been with BMO since July 2015, with a focus on global real estate securities and portfolio analysis. Previously he was an Assistant Portfolio Manager at Schroders, responsible for the management and efficient implementation of quantitative equity investment strategies. Prior to this, he was an Analyst in the Thames River Capital Property team from 2009 to 2014 (which he re-joined in 2015 as part of the BMO group). Mr. Winterbottom was previously at BlueBay Asset Management; as a Junior Portfolio Manager for an equity long/short strategy. Before that he was at BlackRock as an analyst reviewing fixed income portfolios. He began his career with Merrill Lynch Investment Management, holding positions as a Fixed Income Business Analyst and a Market Data Analyst.
Each Portfolio’s Statement of Additional Information dated May 1, 2025, as supplemented, provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and the securities each portfolio manager owns in the relevant Portfolio.
Distributor
The Distributor, a Delaware limited liability company, is the principal underwriter and distributor of each Portfolio. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
What are the key differences in the rights of shareholders of the Portfolios?
CBRE GRE Portfolio and Columbia RE Portfolio are each organized as a series of Voya Investors Trust, a Massachusetts business trust. Each Portfolio is governed by a Board of Trustees comprised of the same eight members, seven of whom are independent or disinterested persons, which means they are not “interested persons” of either Portfolio, as defined in Section 2(a)(19) of the 1940 Act. For more information on the history of the Portfolios, see each Portfolio’s Statement of Additional Information dated May 1, 2025, as supplemented, which is incorporated by reference into this Proxy Statement/Prospectus.
Because the Portfolios are each a series of Voya Investors Trust, there are no differences in the rights of shareholders of the Portfolios.
Additional Information about the Portfolios
Dividends and Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions, if any. Each Portfolio distributes capital gains, if any, annually. Each Portfolio also declares dividends and pays dividends consisting of net investment income, if any, annually.
All dividends and capital gains distributions are automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of a Portfolio’s distributions may constitute a return of capital. To comply with U.S. federal tax laws, a Portfolio may also pay additional distributions of capital gains and/or ordinary income.
Purchase and Sale of Portfolio Shares
Shares of each Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to each Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on a Portfolio’s behalf.

Tax Information
Distributions made by a Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for U.S. federal income tax purposes. See the Variable Contract prospectus or the governing documents of your Qualified Plan for information regarding the U.S. federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in a Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its Investment Adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan and (2) make payments to the insurance company, broker-dealer, or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make a Portfolio available as an investment option for the Variable Contract or the Qualified Plan or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
Capitalization
The following table shows on an unaudited basis the capitalization of each Portfolio as of March 6, 2026, and on a pro forma combined basis as of March 6, 2026, giving effect to the Reorganization.
	CBRE GRE Portfolio(1)	Columbia RE Portfolio(1)	Pro Forma Adjustments	Columbia RE Portfolio Pro Forma(1)
Class ADV
Net Assets	$9,297,129	32,013,106	(11,667)(A)	41,298,568
Shares Outstanding	873,543	1,158,005	(537,722)(B)	1,493,826
Net Asset Value Per Share	$10.64	27.65	-	27.65
Class I
Net Assets	$79,546,642	2,449,905	(99,824)(A)	81,896,723
Shares Outstanding	7,243,025	81,445	(4,601,841)(B)	2,722,629
Net Asset Value Per Share	$10.98	30.08	-	30.08
Class S
Net Assets	$50,181,134	111,058,503	(62,973)(A)	161,176,664
Shares Outstanding	4,587,368	3,685,510	(2,923,971)(B)	5,348,907
Net Asset Value Per Share	$10.94	30.13	-	30.13
Class S2
Net Assets	$427,026	5,976,686	(536)(A)	6,403,176
Shares Outstanding	38,553	199,750	(24,299)(B)	214,004
Net Asset Value Per Share	$11.08	29.92	-	29.92
(1) The total net assets of CBRE GRE Portfolio and Columbia RE Portfolio as of March 6, 2026, were equal to $139,451,931 and $151,498,200, respectively. The pro forma total combined net assets of the Portfolios as of March 6, 2026 was equal to $290,775,131.
(A) Reflects pro forma adjustments as of March 6, 2026 in the amount of $175,000 for estimated one-time merger and consolidation expenses.
(B) Reflects new shares issued, net of retired shares of CBRE GRE Portfolio. (Calculation: Net Assets ÷ NAV per share).

Additional Information about the Reorganization
The Reorganization Agreement
The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. Shareholders are encouraged to review a form of the Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix A. This summary is qualified in its entirety by reference to the Reorganization Agreement.
The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of CBRE GRE Portfolio in exchange for shares of beneficial interest of Columbia RE Portfolio and the assumption by Columbia RE Portfolio of all of CBRE GRE Portfolio’s liabilities; and (ii) the distribution of shares of Columbia RE Portfolio to shareholders of CBRE GRE Portfolio, as provided for in the Reorganization Agreement in complete liquidation of CBRE GRE Portfolio.
Each shareholder of Class ADV, Class I, Class S, and Class S2 shares of CBRE GRE Portfolio will hold, immediately after the Closing, the corresponding share class of Columbia RE Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of CBRE GRE Portfolio held by that shareholder as of the close of business on the Closing Date.
The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval by the shareholders of CBRE GRE Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated, and the transactions contemplated may be abandoned, by mutual agreement of the parties or by one party on certain other grounds.
Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.
Expenses of the Reorganization
The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The costs of the Reorganization: (i) are estimated to be $432,800, (ii) are anticipated to be allocated approximately $175,000 to CBRE GRE Portfolio and approximately $257,800 to be borne by the Investment Adviser (or an affiliate), as a result of expense subsidies currently in place for CBRE GRE Portfolio, and (iii) do not include portfolio transition costs, which are further described below, or any internal administrative expenses incurred and payable by the Investment Adviser (or an affiliate) in notifying Plan Participants and Variable Contract Holders. In addition, the Investment Adviser has estimated that there will be approximately $100,000 in explicit portfolio transition costs associated with the Reorganization and anticipates that such costs will be borne by CBRE GRE Portfolio. Portfolio transition costs include transaction costs arising from the sale of portfolio securities held by CBRE GRE Portfolio prior to the Reorganization. The Investment Adviser will assume all costs related to the Reorganization if the Reorganization is not consummated. For additional information about what would occur if shareholders do not approve the Reorganization, please see the section entitled “What happens if shareholders do not approve the Reorganization?” below.
Portfolio Transitioning
Approximately 75% of CBRE GRE Portfolio’s assets are expected to be repositioned in an effort to align CBRE GRE Portfolio’s portfolio holdings with those of Columbia RE Portfolio approximately ten days prior to the Reorganization. This is an estimate and the actual amount that is transitioned may be a greater or lesser percentage of CBRE GRE Portfolio’s assets. The Investment Adviser expects to utilize a transition manager to assist in aligning the holdings of CBRE GRE Portfolio with the holdings of Columbia RE Portfolio.
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit transition costs include brokerage commissions, fees, and taxes. As discussed above, the Investment Adviser has estimated that there will be $100,000 in explicit transition costs associated with the Reorganization to be borne by CBRE GRE Portfolio. All the other costs of transitioning CBRE GRE Portfolio are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios in the normal course of the purchase and sale of securities.
If shareholders approve the Reorganization, commencing July 13, 2026 through the close of business on July 24, 2026, CBRE GRE Portfolio is expected to be in a “transition period.” During the transition period, CBRE GRE Portfolio may not be pursuing its investment objective and strategies. After the Closing, Columbia, as the sub-adviser to Columbia RE Portfolio, may also sell portfolio holdings that it acquired from CBRE GRE Portfolio, and Columbia RE Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.

Tax Considerations
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither CBRE GRE Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor Columbia RE Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes.
Prior to the Closing Date, CBRE GRE Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for U.S. federal income tax purposes from this cash distribution.
Future Allocation of Premiums
Shares of CBRE GRE Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to CBRE GRE Portfolio will be allocated to Columbia RE Portfolio.
What is the Board’s recommendation?
Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of CBRE GRE Portfolio and its shareholders. In addition, the Board determined that the interests of the shareholders of CBRE GRE Portfolio would not be diluted as a result of the Reorganization.
Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees, unanimously approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that CBRE GRE Portfolio’s shareholders vote “FOR” the Reorganization Agreement.
What factors did the Board consider?
The Board met in person on November 13, 2025 to evaluate and consider the Reorganization. As part of its review process, the Board was represented by and received guidance from independent legal counsel. In the course of its evaluation, the Board reviewed materials received from the Investment Adviser and other information made available to it about the Portfolios. The Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratios of Columbia RE Portfolio following the Reorganization.
Based upon its review, the Board, including a majority of the Independent Trustees, concluded that it was in the best interests of both Portfolios that the Reorganization be approved and that the interests of each Portfolio’s shareholders would not be diluted as a result of the Reorganization. In reaching their decision to approve the Reorganization, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors, including without limitation the following:
•
a presentation from the Investment Adviser regarding proposals, including the Reorganization, intending to, among other things, provide shareholders of CBRE GRE Portfolio with the opportunity for improved performance with Columbia as the sub-adviser to Columbia RE Portfolio, and to enhance the efficiency and reduce the complexity of the Voya family of funds;
•
the Investment Adviser’s analysis of potential alternatives to a reorganization, including the liquidation of CBRE GRE Portfolio;
•
the performance of CBRE GRE Portfolio as compared to the performance of accounts managed by the portfolio management team of Columbia RE Portfolio with the same strategy as Columbia RE Portfolio for the year-to-date, one-year, and since July 1, 2023 time periods;
•
the performance of CBRE GRE Portfolio as compared to its Morningstar, Inc. peer group;
•
the performance of Columbia RE Portfolio and the accounts managed by the portfolio management team to the Morningstar, Inc. peer group;
•
the lower net annual operating expenses that current shareholders of CBRE GRE Portfolio are expected to experience as a result of the Reorganization;
•
the similarities in fee structures of each of the Portfolios;
•
the benefits shareholders of CBRE GRE Portfolio would receive due to the lower advisory fee breakpoints for Columbia RE Portfolio;
•
the similarities in the investment objectives of each Portfolio;
•
the similarities and differences in the investment strategies of each Portfolio;

•
the larger combined asset size of the two Portfolios, which would be likely (A) to result in a reduction in expenses for the benefit of current shareholders of both Portfolios; and/or (B) to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios;
•
the Investment Adviser’s representations of how the costs of the Reorganization and explicit portfolio transition costs relating to the Reorganization, as well as any implicit costs, will be borne among the Investment Adviser and CBRE GRE Portfolio;
•
the net negative revenue impact for the Investment Adviser and its affiliates that would result from the Reorganization;
•
the expected tax consequences of the Reorganization to CBRE GRE Portfolio and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
the Board’s determination that the Reorganization will not dilute the interests of the shareholders of CBRE GRE Portfolio.
Different Board members may have given different weight to different individual factors and related conclusions.
What is the required vote?
Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the outstanding voting securities of the CBRE GRE Portfolio are present in person (virtually) or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities of CBRE GRE Portfolio.
What happens if shareholders do not approve the Reorganization?
If shareholders of CBRE GRE Portfolio do not approve the Reorganization, CBRE GRE Portfolio will continue to be managed by the Investment Adviser as described in its prospectus, and the Board will determine what additional action, if any, should be taken.

General Information about the Proxy Statement/Prospectus
Who is asking for my vote?
The Board is soliciting your vote for a special meeting of CBRE GRE Portfolio’s shareholders.
How is my proxy being solicited?
Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot on or about May 10, 2026. In addition to the solicitation of proxies by mail, employees of the Investment Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.
What happens to my proxy once I submit it?
The Board has named Joanne F. Osberg, Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.
Can I revoke my proxy after I submit it?
A shareholder may revoke the accompanying proxy at any time prior to its use by filing with CBRE GRE Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person (virtually) may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.
How will my shares be voted?
If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.
Quorum and Tabulation
Each shareholder of CBRE GRE Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The holders of 30% of the outstanding shares of the Portfolio present in person or by proxy shall constitute a quorum for the transaction of any business at the Special Meeting.
Adjournments
If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Investors Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.
Broker Non-Votes and Abstentions
If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions, if any, will have the effect of a vote against the Reorganization proposal. Because the Reorganization proposal is non-routine, there are not expected to be any broker non-votes at the Special Meeting.
Additional Voting Information
The Separate Accounts and Qualified Plans are the record owners of the shares of CBRE GRE Portfolio. The Separate Accounts and Qualified Plans will vote CBRE GRE Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. CBRE GRE Portfolio does not impose any requirement that a minimum percentage of voting instructions be received before counting the Separate Accounts and Qualified Plans as the CBRE GRE Portfolio’s shareholders in determining whether a quorum is present.
If Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Separate Accounts and Qualified Plans will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of CBRE GRE Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?
As of the Record Date, the following shares of beneficial interest of CBRE GRE Portfolio were outstanding and entitled to vote:
Class	Shares Outstanding
ADV	904,353.922
I	7,522,413.904
S	2,009,593.886
S2	26,789.106
Total	10,463,150.818
Shares have no preemptive or subscription rights. To the knowledge of the Investment Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of CBRE GRE Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of any class of CBRE GRE Portfolio.
Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of CBRE GRE Portfolio or Columbia RE Portfolio.
Can shareholders submit proposals for a future shareholder meeting?
CBRE GRE Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.
Why did my household only receive one copy of this Proxy Statement/Prospectus?
Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless CBRE GRE Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at 1-800-366-0066. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform CBRE GRE Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-366-0066.
In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Joanne F. Osberg
Secretary

April 22, 2026
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR VY® CBRE GLOBAL REAL ESTATE PORTFOLIO
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2026, by and between VOYA INVESTORS TRUST (“VIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, VY® Columbia Real Estate Portfolio (formerly, VY® CBRE Real Estate Portfolio) (the “Surviving Portfolio”), and VIT, on behalf of its series, VY® CBRE Global Real Estate Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Class ADV, Class I, Class S and Class S2 voting shares of beneficial interest of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, each of the Disappearing Portfolio and the Surviving Portfolio is a separate series of an open-end, registered investment company of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Trustees of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Trustees of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed (i) substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for each of (A) the current taxable year ending on the Closing Date and (B) any prior taxable year with respect to which a spillback dividend is still timely under Section 855 of the Code, and (ii) any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class S, and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the

Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares as further described below, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class S, and Class S2 shares, respectively, of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, Class S, and Class S2 Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV, Class I, Class S, and Class S2 shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Surviving Portfolio shall not issue certificates representing Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares, respectively, in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Trustees.
2.2. The net asset value of Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Trustees.
2.3. The number of Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, Class S, and Class S2 shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be July 24, 2026, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct The Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable U.S. federal, state and local and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV,

Class I, Class S, and Class S2 shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Trustees of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Disappearing Portfolio, represents and warrants to VIT, on behalf of the Surviving Portfolio, as follows:
(a) The Disappearing Portfolio is duly organized as a series of VIT, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (the “1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or Amended and Restated By-Laws (“By-Laws”) or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VIT, on behalf of the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2025, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(j) Since December 31, 2025, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);
(k) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (each as defined in the Code) that has accrued through the Closing Date, and before the Closing Date, will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the taxable year ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Disappearing Portfolio, and, subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VIT, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;
(p) The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Surviving Portfolio, represents and warrants to VIT, on behalf of the Disappearing Portfolio, as follows:

(a) The Surviving Portfolio is duly organized as a series of VIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VIT, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2025, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2025, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (each as defined in the Code) for taxable years ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VIT, on behalf of the Surviving Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5. COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3. The Disappearing Portfolio covenants that the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.5. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.
5.7. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.8. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares received at the Closing.

5.9. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.10. VIT, on behalf of the Disappearing Portfolio, covenants that VIT will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VIT, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VIT’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VIT’s, on behalf of the Surviving Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.11. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VIT, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VIT’s election, to the performance by VIT, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VIT, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VIT, on behalf of the Surviving Portfolio, shall have delivered to VIT, on behalf of the Disappearing Portfolio, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VIT shall reasonably request; and
6.3. VIT, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Surviving Portfolio, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VIT, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VIT’s election, to the performance by VIT, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VIT, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VIT, on behalf of the Disappearing Portfolio, shall have delivered to VIT, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VIT, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to the Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VIT, on behalf of the Disappearing Portfolio, shall have delivered to VIT, on behalf of the Surviving Portfolio, on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VIT shall reasonably request;
7.4. VIT, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern Time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VIT, on behalf of the Disappearing Portfolio, or VIT, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VIT. Notwithstanding anything herein to the contrary, neither VIT, on behalf of the Surviving Portfolio, nor VIT, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;
8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by VIT, on behalf of the Surviving Portfolio, or VIT, on behalf of the Disappearing Portfolio, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. Each party shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VIT, on behalf of the Surviving Portfolio and the Disappearing Portfolio, substantially to the effect that, based upon certain facts, assumptions, representations and existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for U.S. federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VIT, on behalf of the Surviving Portfolio and Disappearing Portfolio. Notwithstanding anything herein to the contrary, VIT may not waive the condition set forth in this paragraph 8.5.
9. BROKERAGE FEES AND EXPENSES
9.1. VIT represents and warrants, on behalf of the Surviving Portfolio and the Disappearing Portfolio, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the investment manager to both the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager) and the Disappearing Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing of the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Explicit portfolio transition costs (i.e., brokerage commissions) incurred by the Disappearing Portfolio will be borne by the Disappearing Portfolio. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before July 24, 2026, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VIT, on behalf of the Surviving Portfolio, and VIT, on behalf of the Disappearing Portfolio; provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued to the Disappearing Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA INVESTORS TRUST
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Declaration of Trust of VIT. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX B: ADDITIONAL INFORMATION REGARDING VY® COLUMBIA REAL ESTATE PORTFOLIO (FORMERLY, VY® CBRE REAL ESTATE PORTFOLIO)
For purposes of this Appendix B, references to “the Portfolio” refer to Columbia RE Portfolio and references to “the SAI” refer to the Portfolio’s Statement of Additional Information dated May 1, 2025, as supplemented.
Management Fee
The Investment Adviser receives an annual fee for its services to the Portfolio. The fee is payable in monthly installments based on the average daily net assets of the Portfolio.
The Investment Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The aggregate annual management fee paid by the Portfolio for the fiscal year ended December 31, 2025 was 0.85% of the Portfolio’s average daily net assets.
For more information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual financial statements and other information filed on Form N-CSR which covers the one-year period ended December 31, 2025.
Portfolio Holdings Information
A description of the Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the SAI. Portfolio holdings information can be reviewed online at https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
How Shares Are Priced
The Portfolio is open for business every day the New York Stock Exchange (the “NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (the “NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced, and the Portfolio will not process purchase or redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Portfolio holdings for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end-of-day NAV per share. The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign (non-U.S.) securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Portfolio’s portfolio holdings, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Portfolio’s Sub-Adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because trading hours for certain foreign (non-U.S.) securities end before Market Close, closing market quotations may become unreliable. The prices of foreign (non-U.S.) securities will generally be adjusted based on inputs from a third-party pricing service that are intended to reflect valuation changes through Market Close. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.
When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.

How to Buy and Sell Shares
The Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations.
The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contract owners, plan participants, and other permitted investors for which the Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Investment Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments to redeem those investments if the Qualified Plan loses (or in the opinion of the Investment Adviser, is at risk of losing) its Qualified Plan status.
The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
Distribution Plans and Shareholder Service Plans
The Portfolio has a distribution and shareholder service plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. Payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Investment Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.60% (0.35% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of the Portfolio.
The Portfolio has a distribution plan pursuant to Rule 12b-1 (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares of the Portfolio. Under the Distribution Plan, the Portfolio makes payments at an annual rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares.
The Portfolio has a shareholder service plan (the “Service Plan”) for Class S and Class S2 shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows VIT to enter into shareholder servicing agreements with insurance companies, broker-dealers (including the Investment Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S and Class S2 shares of the Portfolio and its shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S and Class S2 shares.
Because these distribution and shareholder service fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges.
Portfolio	Class ADV	Class S	Class S2
Columbia RE Portfolio	0.60%	0.25%	0.40%
Frequent Trading – Market Timing
The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for

Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Investment Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.
The Board has made a determination not to adopt a separate policy for the Portfolio with respect to frequent purchases and redemptions of shares by the Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Investment Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.
Portfolios that invest in foreign (non-U.S.) securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign (non-U.S.) security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign (non-U.S.) securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Portfolio does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Portfolio’s shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•
Rebalancing to facilitate fund-of-fund arrangements or the Portfolio’s systematic exchange privileges; and
•
Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.
Payments to Financial Intermediaries
Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio's Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from the Portfolio’s Service Plan may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use the Portfolio as an investment option. In addition, the Investment Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Investment Adviser, Distributor, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Investment Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by the Portfolio may provide an incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.

As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, First Symetra National Life Insurance Company of New York, Lincoln Financial Group, Lincoln National Life Insurance Company, Massachusetts Mutual Life Insurance Company, Nationwide Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Security Life of Denver Insurance Company, Standard Life Insurance Company, Symetra Life Insurance Company, Talcott Resolution Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Union Securities, Venerable Insurance and Annuity Company, and Zurich American Life Insurance Company. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.55%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.
The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Neither the Portfolio, the Investment Adviser, nor the Distributor are parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.
Dividends and Distributions
The Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions, if any. The Portfolio distributes capital gains, if any, annually. The Portfolio also declares dividends and pays dividends consisting of net investment income, if any, annually.
All dividends and capital gains distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of the Portfolio’s distributions may constitute a return of capital. To comply with U.S. federal tax laws, the Portfolio may also pay additional distributions of capital gains and/or ordinary income.
Tax Consequences
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
The Portfolio intends to qualify as a regulated investment company (“RIC”) for U.S. federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it timely distributes to its shareholders.
The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to U.S. federal tax on distributions of dividends and income from the Portfolio to an applicable insurance company's separate accounts.
Since the sole shareholders of the Portfolio will be separate accounts of insurance companies or other permitted investors, no discussion is included herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of Variable Contracts, see the prospectus for the applicable contract.
See the SAI for further information about tax matters.
The tax status of your investment in the Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.
Index Descriptions
The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs. The index is based on the MSCI USA Investable Market Index, its parent index which captures large, mid and small cap securities. The index currently represents approximately 99% of the U.S. REIT universe and securities classified in the REIT sector according to the global industry classification standard. It excludes, however, mortgage REITs and selected securities REITs.
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Certain information contained herein (the “Information”) is sourced from/copyright of MSCI Inc., MSCI ESG Research LLC, or their affiliates (“MSCI”), or information providers (together, the “MSCI Parties”) and may have been used to calculate scores, signals, or other indicators. The Information is for internal use only and may not be reproduced or disseminated in whole or part without prior written permission. The Information may not be used for, nor does it constitute, an offer to buy or sell, or a promotion or recommendation of, any security, financial instrument or product, trading strategy, or index, nor should it be taken as an indication or guarantee of any future performance. Some funds may be based on or linked to MSCI indexes, and MSCI may be compensated based on the fund’s assets under management or other measures. MSCI has established an information barrier between index research and certain Information. None of the Information in and of itself can be used to determine which securities to buy or sell or when to buy or sell them. The Information is provided “as is” and the user assumes the entire risk of any use it may make or permit to be made of the Information. No MSCI Party warrants or guarantees the originality, accuracy and/or completeness of the Information and each expressly disclaims all express or implied warranties. No MSCI Party shall have any liability for any errors or omissions in connection with any Information herein, or any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
FTSE Russell Index Data Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell 3000®” are trade marks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Financial Highlights
The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s Form N-CSR, which is available upon request.
Selected data for a share of beneficial interest outstanding throughout each year or period. The Portfolio was formerly known as VY® CBRE Real Estate Portfolio.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Real Estate Portfolio
Class ADV
12-31-25	26.27	0.41•	(0.51)	(0.10)	0.66	—	—	0.66	—	25.51	(0.31)	1.74	1.41	1.40	1.57	29,592	97
12-31-24	25.88	0.57•	0.44	1.01	0.62	—	—	0.62	—	26.27	3.95	1.61	1.33	1.33	2.19	34,072	82
12-31-23	24.94	0.51•	2.79	3.30	0.59	1.77	—	2.36	—	25.88	13.62	1.63	1.28	1.28	2.07	38,058	73
12-31-22	43.39	0.46•	(11.98)	(11.52)	0.46	6.47	—	6.93	—	24.94	(27.40)	1.61	1.28	1.28	1.44	38,305	62
12-31-21	29.09	0.37•	14.50	14.87	0.57	—	—	0.57	—	43.39	51.46	1.62	1.28	1.28	1.02	63,318	67
Class I
12-31-25	28.51	0.61•	(0.54)	0.07	0.85	—	—	0.85	—	27.73	0.30	1.14	0.81	0.80	2.18	2,281	97
12-31-24	28.05	0.79•	0.48	1.27	0.81	—	—	0.81	—	28.51	4.58	1.01	0.73	0.73	2.78	2,504	82
12-31-23	26.92	0.56•	3.18	3.74	0.84	1.77	—	2.61	—	28.05	14.31	1.03	0.68	0.68	2.07	3,281	73
12-31-22	46.19	0.72•	(12.81)	(12.09)	0.71	6.47	—	7.18	—	26.92	(26.97)	1.01	0.68	0.68	2.10	8,128	62
12-31-21	30.88	0.62•	15.41	16.03	0.72	—	—	0.72	—	46.19	52.34	1.02	0.68	0.68	1.65	11,745	67

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class S
12-31-25	28.56	0.54•	(0.55)	(0.01)	0.76	—	—	0.76	—	27.79	0.03	1.39	1.06	1.05	1.92	105,387	97
12-31-24	28.08	0.72•	0.47	1.19	0.71	—	—	0.71	—	28.56	4.30	1.26	0.98	0.98	2.54	124,125	82
12-31-23	26.88	0.64•	3.03	3.67	0.70	1.77	—	2.47	—	28.08	14.04	1.28	0.93	0.93	2.41	139,768	73
12-31-22	46.11	0.62•	(12.77)	(12.15)	0.61	6.47	—	7.08	—	26.88	(27.14)	1.26	0.93	0.93	1.80	143,264	62
12-31-21	30.87	0.52•	15.39	15.91	0.67	—	—	0.67	—	46.11	51.96	1.27	0.93	0.93	1.37	227,726	67
Class S2
12-31-25	28.36	0.49•	(0.53)	(0.04)	0.72	—	—	0.72	—	27.60	(0.10)	1.54	1.21	1.20	1.77	5,625	97
12-31-24	27.89	0.67•	0.47	1.14	0.67	—	—	0.67	—	28.36	4.14	1.41	1.13	1.13	2.38	6,150	82
12-31-23	26.70	0.59•	3.01	3.60	0.64	1.77	—	2.41	—	27.89	13.86	1.43	1.08	1.08	2.24	7,103	73
12-31-22	45.78	0.54•	(12.65)	(12.11)	0.50	6.47	—	6.97	—	26.70	(27.25)	1.41	1.08	1.08	1.58	7,597	62
12-31-21	30.64	0.46•	15.28	15.74	0.60	—	—	0.60	—	45.78	51.74	1.42	1.08	1.08	1.21	13,826	67

Accompanying Notes to Financial Highlights
(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges.
(2)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(3)
Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or the Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or the Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
•
Calculated using average number of shares outstanding throughout the year or period.
*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of April 10, 2026:
CBRE GRE Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	99.4% Class ADV; 8.3% Class I; Beneficial	14.5%	19.4%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	73.8% Class I; Beneficial	53.0%	54.9%
Reliastar Life Insurance Co. Resl FBO SVUL 1 Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	14.7% Class S; Beneficial	2.8%	2.4%
JP Morgan Chase Bank NA FBO Intelligent Variable Univ Life Teachers Insurance & Annuity Assoc. Separate Account VA-5 8500 Anderew Carnegie Blvd Charlotte, NC 28262-8500	10.4% Class I; Beneficial	8.6%	5.7%
Massachusetts Mutual Life Ins Attn: RS Fund Operations 1295 State St #C105 Springfield, MA 01111-0001	37.4% Class S; Beneficial	7.2%	5.5%
CM Life Insurance Co 1295 State St #C105 Springfield, MA 01111-0001	5.9% Class S; Beneficial	1.1%	0.9%
Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	35.0% Class S; Beneficial	6.7%	5.2%
Security Benefit Life Variable Annuity Account XIV One Security Benefit Place Topeka, KA 66636-0001	95.7% Class S2: Beneficial	0.2%	0.2%
Columbia RE Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	83.7% Class ADV; 25.8% Class I; 7.4% Class S: Beneficial	35.5%	19.4%
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	14.6% Class ADV; 91.2% Class S; 97.5% Class S2; Beneficial	61.1%	54.9%
Reliastar Life Insurance Co. Resl FBO SVUL 1 Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	43.2% Class I; Beneficial	1.1%	2.4%
C-1

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
Voya Retirement Insurance and Annuity Company Resl Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095-4773	24.8% Class S; Beneficial	0.7%	0.2%
*
On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on April 10, 2026.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
Voya Retirement Insurance and Annuity Company, a Connecticut corporation, may be deemed a control person of each of CBRE GRE Portfolio and Columbia RE Portfolio. Voya Retirement Insurance and Annuity Company is an indirect subsidiary of Voya Financial, Inc.
Voya Institutional Trust Company, a Connecticut corporation, may be deemed a control person of Columbia RE Portfolio. Voya Institutional Trust Company is an indirect subsidiary of Voya Financial, Inc.
C-2

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VOYA-CBREGLRE-PRX-0422

PART B

STATEMENT OF ADDITIONAL INFORMATION
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
1-800-366-0066

April 22, 2026
ACQUISITION OF THE ASSETS OF: VY® CBRE Global Real Estate Portfolio (A series of Voya Investors Trust)	BY AND IN EXCHANGE FOR SHARES OF: VY® Columbia Real Estate Portfolio (formerly, VY® CBRE Real Estate Portfolio) (A series of Voya Investors Trust)

This Statement of Additional Information (“SAI”) of VY® Columbia Real Estate Portfolio (formerly, VY® CBRE Real Estate Portfolio) (the “Acquiring Portfolio”) is available to the shareholders of VY® CBRE Global Real Estate Portfolio (the “Target Portfolio”), in connection with a proposed transaction whereby all of the assets and liabilities of the Target Portfolio will be transferred to the Acquiring Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio.
This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:
1.
The Statement of Additional Information dated May 1, 2025, as supplemented, for the Target Portfolio and the Acquiring Portfolio (File No. 811-05629); and
2.
The audited annual financial statements and other information filed on Form N-CSR which covers the period ended December 31, 2025 for the Target Portfolio and the Acquiring Portfolio (File No. 811-05629).
No other parts of the annual financial statements and other information filed on Form N-CSR are incorporated herein by reference.
This SAI is not a prospectus. A Proxy Statement/Prospectus dated April 22, 2026, relating to the reorganization described above (the “Reorganization”) may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or by calling 1-800-366-0066. This SAI should be read in conjunction with the Proxy Statement/Prospectus.
1

Supplemental Financial Information
Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Portfolio are not included in this SAI.
Following the Reorganization, the Acquiring Portfolio will be the accounting and performance survivor.
A table showing the fees and expenses of the Target Portfolio and the Acquiring Portfolio, and the fees and expenses of the Acquiring Portfolio on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “How do the Annual Portfolio Operating Expenses Compare?” of the Proxy Statement/Prospectus.
It is currently anticipated that approximately 75% of the Target Portfolio’s holdings will be sold in advance of the Reorganization due, in part, to the fact that the Acquiring Portfolio does not have a global investment mandate, and the resulting proceeds will be invested in accordance with the Acquiring Portfolio’s principal investment strategies. A schedule of investments of the Target Portfolio as of December 31, 2025 is included below and is annotated to reflect the anticipated sale of the Target Portfolio’s portfolio holdings in connection with the Reorganization. Notwithstanding the foregoing, changes may be made to the Target Portfolio’s portfolio in advance of the Reorganization and/or the Acquiring Portfolio’s portfolio following the Reorganization.
There are no material differences in the accounting policies of the Target Portfolio as compared to those of the Acquiring Portfolio.
(Remainder of this page intentionally left blank.)
2

				Anticipated To Be
		Value	Percentage of	Sold In Advance of
Shares	Security Description	($)	Net Assets	the Reorganization
COMMON STOCK: 98.4%
	Australia: 6.9%
133,518	Charter Hall Group	2,171,730	1.6	X
136,281	Goodman Group	2,804,421	2.1	X
309,763	GPT Group	1,117,809	0.8	X
182,676	Ingenia Communities Group	627,925	0.5	X
192,363	Scentre Group	537,731	0.4	X
517,166	Stockland	1,971,811	1.5	X
		9,231,427	6.9
	Belgium: 0.9%
2,520	Aedifica SA	199,470	0.1	X
5,492	Montea NV	471,606	0.4	X
20,683	Warehouses De Pauw CVA	536,380	0.4	X
		1,207,456	0.9
	Canada: 3.1%
16,502	Boardwalk Real Estate Investment Trust	775,235	0.6	X
45,642	Canadian Apartment Properties REIT	1,226,054	0.9	X
14,143	Granite Real Estate Investment Trust	841,955	0.6	X
71,320(1)	H&R Real Estate Investment Trust	531,568	0.4	X
30,479(1)	Killam Apartment Real Estate Investment Trust	364,180	0.3	X
29,155	Primaris Real Estate Investment Trust	331,155	0.3	X
		4,070,147	3.1
	France: 4.0%
24,327	Carmila SA	485,303	0.4	X
52,111	Klepierre SA	2,061,785	1.5	X
28,876	Mercialys SA	373,857	0.3	X
22,116	Unibail-Rodamco-Westfield	2,405,044	1.8	X
		5,325,989	4.0
	Germany: 1.3%
59,102(2)	Aroundtown SA	182,978	0.1	X
31,185(2)	Grand City Properties SA	359,544	0.3	X
347,433	Sirius Real Estate Ltd.	450,993	0.3	X
47,942	TAG Immobilien AG	742,516	0.6	X
		1,736,031	1.3
	Hong Kong: 2.3%
271,605	Henderson Land Development Co. Ltd.	983,559	0.7	X
151,894	Hysan Development Co. Ltd.	369,046	0.3	X
114,166	Link REIT	509,754	0.4	X
422,612	Swire Properties Ltd.	1,141,238	0.9	X
		3,003,597	2.3

	Japan: 9.5%
592	Activia Properties, Inc.	531,645	0.4	X
416	Daiwa Office Investment Corp.	993,534	0.7	X
666(1)	Frontier Real Estate Investment Corp.	395,145	0.3	X
2,167(1)	Invincible Investment Corp.	889,834	0.7	X
1,412(1)	Japan Hotel REIT Investment Corp.	736,928	0.6	X
1,538	Japan Metropolitan Fund Invest	1,216,847	0.9	X
517	LaSalle Logiport REIT	523,366	0.4	X
305,000	Mitsui Fudosan Co. Ltd.	3,466,103	2.6	X
1,863	Orix JREIT, Inc.	1,262,822	1.0	X
74,600	Sumitomo Realty & Development Co. Ltd.	1,872,903	1.4	X
30,400(1)	Tokyo Tatemono Co. Ltd.	689,163	0.5	X
		12,578,290	9.5
				Anticipated To Be
		Value	Percentage of	Sold In Advance of
Shares	Security Description	($)	Net Assets	the Reorganization
	Netherlands: 0.7%
29,933(3)	CTP NV	627,227	0.5	X
11,526	Eurocommercial Properties NV	352,654	0.2	X
		979,881	0.7
	Singapore: 4.2%
656,917	CapitaLand Ascendas REIT	1,444,280	1.1	X
987,400	CapitaLand Integrated Commercial Trust Centurion	1,832,659	1.4	X
824,000(2)	Centurion Accomodation REIT	710,647	0.5	X
493,916	Keppel DC REIT	863,686	0.6	X
1,518,500	Lendlease Global Commercial REIT	731,843	0.6	X
		5,583,115	4.2
	Sweden: 0.5%
33,362	Pandox AB	735,620	0.5	X
	Switzerland: 0.4%
2,796	PSP Swiss Property AG, Reg	505,899	0.4	X
	United Kingdom: 4.3%
52,164	Big Yellow Group PLC	733,566	0.6	X
162,564	Land Securities Group PLC	1,359,286	1.0	X
638,312	LondonMetric Property PLC	1,627,339	1.2	X
317,276	Primary Health Properties PLC	417,809	0.3	X
770,309	Tritax Big Box REIT PLC	1,574,076	1.2	X
		5,712,076	4.3
	United States: 60.3%
22,164	American Healthcare REIT, Inc.	1,043,038	0.8
96,964	American Homes 4 Rent - Class A	3,112,544	2.3
2,862	American Tower Corp.	502,481	0.4
16,299	Boston Properties, Inc.	1,099,857	0.8
86,765	Brixmor Property Group, Inc.	2,274,978	1.7	X
30,049	COPT Defense Properties	835,362	0.6	X
45,977	Cousins Properties, Inc.	1,185,287	0.9
30,268	CubeSmart	1,091,161	0.8
5,948	Digital Realty Trust, Inc.	920,215	0.7
11,040	EastGroup Properties, Inc.	1,966,666	1.5
51,289	Empire State Realty Trust, Inc. - Class A	334,404	0.3
9,422	Equinix, Inc.	7,218,760	5.4
31,009	Essential Properties Realty Trust, Inc.	919,727	0.7
39,818	First Industrial Realty Trust, Inc.	2,280,377	1.7
20,169	Getty Realty Corp.	552,026	0.4
91,243	Healthpeak Properties, Inc.	1,467,187	1.1
3,274	Hilton Worldwide Holdings, Inc.	940,456	0.7	X
55,157	Host Hotels & Resorts, Inc.	977,934	0.7
67,088	Independence Realty Trust, Inc.	1,172,698	0.9
36,762	Iron Mountain, Inc.	3,049,408	2.3
13,046	L.P. Industrial Trust	646,821	0.5	X
58,538	Omega Healthcare Investors, Inc.	2,595,575	2.0
26,546	Prologis, Inc.	3,388,862	2.6
14,223	Public Storage	3,690,869	2.8
41,176	Regency Centers Corp.	2,842,379	2.1
38,519	Simon Property Group, Inc.	7,130,252	5.4
56,785	STAG Industrial, Inc.	2,087,417	1.6
86,359	UDR, Inc.	3,167,648	2.4	X
41,890	Ventas, Inc.	3,241,448	2.4
172,339	VICI Properties, Inc.	4,846,173	3.6
50,183	Vornado Realty Trust	1,670,090	1.3
				Anticipated To Be
		Value	Percentage of	Sold In Advance of
Shares	Security Description	($)	Net Assets	the Reorganization
64,072	Welltower, Inc.	11,892,404	8.9
		80,144,504	60.3
	Total Common Stock
	(Cost $110,822,076)	130,814,032	98.4
	Total Long-Term Investments
	(Cost $110,822,076)	130,814,032	98.4
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 2.2%
	Citadel Securities LLC, Repurchase Agreement dated
	12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount
	$1,000,216, collateralized by various U.S. Government
1,000,000(4)	Securities, 0.000%-5.250%, Market Value plus accrued
	interest $1,020,283, due 01/31/26-11/15/55)	1,000,000	0.7	X
	Daiwa Capital Markets America, Inc., Repurchase Agreement
	dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase
	Amount $790,165, collateralized by various U.S.
	Government/U.S. Government Agency Obligations, 0.125%-
790,000(4)	6.500%, Market Value plus accrued interest $805,800, due
	10/15/26-12/20/55)	790,000	0.6	X
	Natwest Markets Securities, Inc., Repurchase Agreement
	dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase
	Amount $178,884, collateralized by various U.S. Government
178,846(4)	Securities, 0.625%-4.875%, Market Value plus accrued
	interest $182,423, due 04/30/26-11/15/34)	178,846	0.1	X
	State of Wisconsin Investment Board, Repurchase Agreement
	dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase
	Amount $1,000,218, collateralized by various U.S.
1,000,000(4)	Government Securities, 0.125%-3.875%, Market Value plus
	accrued interest $1,016,884, due 04/15/28-02/15/55)	1,000,000	0.8	X
	Total Repurchase Agreements
	(Cost $2,968,846)	2,968,846	2.2
	Mutual Funds: 0.3%
390,045(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%			X
	(Cost $390,045)	$390,045	0.3
	Total Short-Term Investments
	(Cost $3,358,891)	$3,358,891	2.5
	Total Investments in Securities
	(Cost $114,180,967)	$134,172,923	100.9
	Liabilities in Excess of Other Assets	(1,237,009)	(0.9)
	Net Assets	$132,935,914	100.0

†Unless otherwise indicated, principal amount is shown in USD.

(1) Security, or a portion of the security, is on loan.

(2) Non-income producing security.

(3)Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)Rate shown is the 7-day yield as of December 31, 2025.

REIT Diversification	Percentage of Net Assets
Retail REITs	18.10%
Health Care REITs	15.7
Industrial REITs	15.2
Specialized REITs	10.1
Diversified REITs	6.7
Office REITs	5.3
Diversified Real Estate Activities	4.5
Self-Storage REITs	4.2
REIT Diversification	Percentage of Net Assets
Real Estate Operating Companies	3.8
Residential REITs	3.3
Multi-Family Residential REITs	2.8
Single-Family Residential REITs	2.3
Other Specialized REITs	2.3
Hotel & Resort REITs	2.0
Real Estate Development	0.7
Hotels, Resorts & Cruise Lines	0.7
Data Center REITs	0.7
Assets in Excess of Other Liabilities*	1.6
Net Assets	100.0%

* Includes short-term investments

7337 EAST DOUBLETREE RANCH ROAD SUITE 100

SCOTTSDALE, ARIZONA 85258-2034

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

SCAN TO w

VIEW MATERIALS &VOTE

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the online directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 9, 2026.

V88488-S34797	KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

1.To approve an Agreement and Plan of Reorganization by and between Voya Investors Trust, on behalf of its series, VY® CBRE Global Real Estate Portfolio (“CBRE GRE Portfolio”), and Voya Investors Trust, on behalf of its series, VY® Columbia Real Estate Portfolio (formerly, VY® CBRE Real Estate Portfolio) (“Columbia RE Portfolio”), providing for the reorganization of CBRE GRE Portfolio with and into Columbia RE Portfolio (the “Reorganization”);

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

To avoid the added cost of follow-up solicitations and possible adjournments, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this Proxy Ballot and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

For Against Abstain

☐   ☐   ☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials

for the Shareholder Meeting to be Held on July 9, 2026

The Proxy Statement for the Special Meeting of Shareholders and the Notice of Special Meeting of Shareholders

are available at: www.proxyvote.com/voya

V88489-S34797

VY® CBRE Global Real Estate Portfolio

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Joanne F. Osberg and Todd Modic, or any one or both of them, as proxies, with full power of substitution, to vote all shares of the Portfolio referenced above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on July 9, 2026 at 1:00 p.m. MST, and at any adjournment(s) or postponement(s) thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. To register to attend the Virtual Shareholder Meeting visit the website: https://www.viewproxy.com/voyacbre/broadridgevsm/.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C.
OTHER INFORMATION
Item 15. Indemnification
Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.
Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.
The Trust has a management agreement with Voya Investments, LLC (“Voya Investments”). Generally, the Trust will indemnify Voya Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and Voya Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Voya Investment’s duties, or by reason of reckless disregard of its obligations and duties under the agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
Item 16. Exhibits
(1)(a)
Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to
Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and
incorporated herein by reference.

(1)(b)
Certificate of Amendment effective May 1, 2003 to the Amended and Restated Agreement and Declaration of
Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s
Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(1)(c)
Amendment #2, effective May 1, 2003, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING AIM Capital Mid Cap Growth Portfolio to ING AIM Mid Cap Growth
Portfolio and ING FMR Diversified Mid Cap Portfolio to ING FRMsm Diversified Mid Cap Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on
August 1, 2003 and incorporated herein by reference.

(1)(d)
Amendment #3, effective June 2, 2003, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A
Registration Statement on August 1, 2003 and incorporated herein by reference.

(1)(e)
Amendment #4, effective June 16, 2003, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate series designated as ING American Growth Portfolio,
ING American International Portfolio and ING American Growth-Income Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on August 1, 2003 and
incorporated herein by reference.

(1)(f)
Amendment #5, dated August 25, 2003, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (abolition of Global Balanced Series) – Filed as an Exhibit to Post-Effective Amendment No.
57 to the Registrant’s Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

(1)(g)
Amendment #6, effective September 2, 2003, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING JPMorgan Fleming International Enhanced EAFE Portfolio to
ING Julius Baer Foreign Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant’s
Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

(1)(h)
Amendment #7, effective September 2, 2003, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING American Growth Portfolio to ING American Funds Growth
Portfolio, ING American Growth-Income Portfolio to ING American Funds Growth-Income Portfolio and ING
American International Portfolio to ING American Funds International Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 5, 2003
and incorporated herein by reference.

(1)(i)
Amendment #9, effective November 11, 2003, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING JPMorgan Fleming Small Cap Equity Portfolio to ING JPMorgan
Small Cap Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form
N-1A Registration Statement on February 27, 2004 and incorporated herein by reference.

(1)(j)
Amendment #10 effective June 2, 2003 to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (designation of Class R shares) – Filed as an Exhibit to Post-Effective Amendment No. 60 to
the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(1)(k)
Amendment #11 effective January 20, 2004 to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate series designated as ING Evergreen Health Sciences
Portfolio, ING Evergreen Omega Portfolio, ING Lifestyle Aggressive Growth Portfolio, ING Lifestyle Growth
Portfolio, ING Lifestyle Moderate Growth Portfolio and ING Lifestyle Moderate Portfolio) – Filed as an Exhibit
to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and
incorporated herein by reference.

(1)(l)
Amendment #12 effective February 25, 2004 to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Janus Growth and Income Portfolio to ING Legg Mason Value
Portfolio and ING Eagle Asset Value Equity Portfolio to ING Eagle Asset Capital Appreciation Portfolio) – Filed
as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on
April 30, 2004 and incorporated herein by reference.

(1)(m)
Amendment #13, effective August 1, 2004, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Goldman Sachs Internet Tollkeepersm Portfolio to ING Goldman
Sachs Tollkeeprsm Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form
N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(1)(n)
Amendment #14, effective August 6, 2004, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Mercury Fundamental Growth Portfolio to ING Mercury Large
Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A
Registration Statement on April 11, 2005 and incorporated herein by reference.

(1)(o)
Amendment #15, dated September 3, 2004, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of Fund for Life Series) – Filed as an Exhibit to Post-Effective Amendment
No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(1)(p)
Amendment #16, effective November 8, 2004, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING MFS Research Portfolio to ING Oppenheimer Main Street
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration
Statement on April 11, 2005 and incorporated herein by reference.

(1)(q)
Amendment #17, effective February 1, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING FMRsm Earnings Growth
Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING
MFS Utilities Portfolio, ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11,
2005 and incorporated herein by reference.

(1)(r)
Amendment #18, effective April 29, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of Class I shares to Institutional Class shares for all Series of the Trust) –
Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on
April 11, 2005 and incorporated herein by reference.

(1)(s)
Amendment #19, effective May 2, 2005, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING Capital Guardian Small Cap Portfolio to ING Capital Guardian
Small/Mid Cap Portfolio, ING Developing World Portfolio to ING JPMorgan Emerging Markets Equity Portfolio,
ING Janus Special Equity Portfolio to ING Janus Contrarian Portfolio, and ING UBS U.S. Balanced Portfolio to
ING UBS U.S. Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the
Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(1)(t)
Amendment #20, effective July 25, 2005, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate Series designated as ING MarketStyle Growth Portfolio,
ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Moderate Portfolio, ING MarketPro Portfolio, and
ING VP Index Plus International Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 66 to
the Registrant’s Form N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

(1)(u)
Amendment #21, effective August 15, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration
Statement on July 26, 2005 and incorporated herein by reference.

(1)(v)
Amendment #22 effective August 29, 2005 to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Jennsion Equity Opportunities Portfolio to ING Wells Fargo Mid
Cap Disciplined Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Form
N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

(1)(w)
Amendment #23, effective November 30, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING EquitiesPlus Portfolio,
ING FMRsm Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap
Disciplined Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A
Registration Statement on November 29, 2005 and incorporated herein by reference.

(1)(x)
Amendment #24, effective December 1, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Salomon Brothers Investors Portfolio to ING Lord Abbett
Affiliated Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A
Registration Statement on April 27, 2006 and incorporated herein by reference.

(1)(y)
Amendment # 25, effective December 5, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein
Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global
Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A
Registration Statement on April 27, 2006 and incorporated herein by reference.

(1)(z)
Amendment #26, dated January 3, 2006, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (abolition of Series of Shares of Beneficial Interest of ING AIM Mid Cap Growth Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on
April 27, 2006 and incorporated herein by reference.

(1)(aa)
Amendment #27, effective March 24, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to
the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(1)(bb)
Amendment #28, effective April 28, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of Service 1 Class shares to Service Class shares for ING LifeStyle
Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and
ING LifeStyle Moderate Portfolio; and designation of Adviser Class shares and Institutional Class shares for ING
LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth
Portfolio and ING LifeStyle Moderate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 73 to the
Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(1)(cc)
Amendment #29, effective April 28, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Quantitative Small Cap Value Portfolio to ING Disciplined Small
Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration
Statement on April 27, 2006 and incorporated herein by reference.

(1)(dd)
Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate Series designated as ING FMRsm Equity Income Portfolio and ING Pioneer Equity Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 75 to the
Registrant’s Form N-1A Registration Statement on July 14, 2006 and incorporated herein by reference.

(1)(ee)
Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002, (re-designation of ING MFS Mid Cap Growth Portfolio to ING FMRsm Mid Cap
Growth Portfolio and ING Goldman Sachs Tollkeepersm Portfolio to ING Global Technology Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on
February 7, 2007 and incorporated herein by reference.

(1)(ff)
Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Mercury Large Cap Growth Portfolio to ING BlackRock Large
Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio,
ING FMRsm Earnings Growth Portfolio to ING FMRsm Large Cap Growth Portfolio and ING JPMorgan Small
Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

(1)(gg)
Amendment #33, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Eagle Asset Capital
Appreciation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A
Registration Statement on February 7, 2007 and incorporated herein by reference.

(1)(hh)
Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate Series designated as ING BlackRock Inflation Protected
Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement
on April 27, 2007 and incorporated herein by reference.

(1)(ii)
Amendment #35 effective April 30, 2007 to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING International Portfolio to ING International Growth Opportunities
Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio, and ING
Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio) – Filed as an Exhibit
to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and
incorporated herein by reference.

(1)(jj)
Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Service Class shares for ING Stock Index Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 27,
2007 and incorporated herein by reference.

(1)(kk)
Amendment #37, dated May 3, 2007, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian Small/Mid Cap
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration
Statement on July 27, 2007 and incorporated herein by reference.

(1)(ll)
Amendment #38, dated May 3, 2007, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Legg Mason Partners All Cap
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration
Statement on July 27, 2007 and incorporated herein by reference.

(1)(mm)
Amendment #39, effective June 25, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional Series designated as ING Focus 5 Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on July 27,
2007 and incorporated herein by reference.

(1)(nn)
Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Service 2 Class shares for ING Stock Index Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on July 27,
2007 and incorporated herein by reference.

(1)(oo)
Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Bond
Portfolio and ING LifeStyle Conservative Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 83 to
the Registrant’s Form N-1A Registration Statement on October 16, 2007 and incorporated herein by reference.

(1)(pp)
Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on
April 25, 2008 and incorporated herein by reference.

(1)(qq)
Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007 –
Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on
April 25, 2008 and incorporated herein by reference.

(1)(rr)
Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective
October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A
Registration Statement on April 25, 2008 and incorporated herein by reference.

(1)(ss)
Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007
– Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement
on April 25, 2008 and incorporated herein by reference.

(1)(tt)
Amendment #42, dated November 29, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING MarketPro Portfolio, ING
MarketStyle Growth Portfolio, ING MarketStyle Moderate Portfolio and ING MarketStyle Moderate Growth
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration
Statement on April 25, 2008 and incorporated herein by reference.

(1)(uu)
Amendment #43, effective January 7, 2008, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Asset
Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A
Registration Statement on April 25, 2008 and incorporated herein by reference.

(1)(vv)
Amendment #44, effective January 31, 2008, to the Amended and Restated Agreement and Declaration of Trust,
dated February 26, 2002 (re-designation of ING FMR Large Cap Growth Portfolio to ING Van Kampen Large
Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio to ING Mid Cap Growth Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25,
2008 and incorporated herein by reference.

(1)(ww)
Amendment #45, effective February 22, 2008, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING Goldman Sachs
Commodities Portfolio and ING Multi-Manager International Small Cap Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and
incorporated herein by reference.

(1)(xx)
Amendment #46, dated March 27, 2008, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (abolition of Series of Shares of Beneficial Interest of ING FMRsm Equity Income Portfolio
and ING FMRsm Small Cap Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the
Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(1)(yy)
Amendment #47, effective April 28, 2008, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Goldman Sachs Commodities Portfolio to ING Goldman Sachs
Commodity Strategy Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s
Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(1)(zz)
Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on
April 25, 2008 and incorporated herein by reference.

(1)(aaa)
Amendment #48, dated April 28, 2008, to the Amended and Restated Agreement and Declaration of Trust, dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING EquitiesPlus Portfolio, ING Global
Technology Portfolio, ING Mid Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen
Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Form
N-1A Registration Statement on September 12, 2008 and incorporated herein by reference.

(1)(bbb)
Amendment #49, effective July 1, 2008, to the Amended and Restated Agreement and Declaration of Trust, dated
February 26, 2002 (establishment of additional separate Series designated as ING American Funds Worl
Allocation Portfolio, ING Oppenheimer Active Asset Allocation Portfolio, ING T. Rowe Price Personal Strategy
Growth Portfolio and ING Van Kampen Global Tactical Asset Allocation Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 92 to the Registrant’s Form N-1A Registration Statement on September 12, 2008
and incorporated herein by reference.

(1)(ccc)
Amendment #50, dated September 11, 2008, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian
U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 94 to the Registrant’s Form N-1A Registration Statement on February 9, 2009 and incorporated herein by reference.

(1)(ddd)
Amendment #51, effective January 23, 2009, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Adviser Class shares for ING Stock Index Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on April 30,
2009 and incorporated herein by reference.

(1)(eee)
Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 95 to
the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(1)(fff)
Amendment #52, effective April 30, 2009, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Legg Mason Value Portfolio to ING Growth and Income
Portfolio II) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A
Registration Statement on April 30, 2009 and incorporated herein by reference.

(1)(ggg)
Amendment #53, effective May 1, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate
Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset
Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING
PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate
Portfolio and ING VP Index Plus International Equity Portfolio to ING Index Plus International Equity Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement
on April 30, 2009 and incorporated herein by reference.

(1)(hhh)
Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective May 4,
2009 – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration
Statement on August 11, 2009 and incorporated herein by reference.

(1)(iii)
Amendment #54, effective July 17, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate Series designated as ING Retirement Conservative
Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement
Moderate Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A
Registration Statement on August 11, 2009 and incorporated herein by reference.

(1)(jjj)
Amendment #55, dated July 20, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING JPMorgan Value Opportunities
Portfolio, ING Oppenheimer Main Street Portfolio® and ING Van Kampen Capital Growth Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on
August 11, 2009 and incorporated herein by reference.

(1)(kkk)
Amendment #56, dated August 10, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING AllianceBernstein Mid Cap
Growth Portfolio, ING Growth and Income Portfolio II, ING Index Plus International Equity Portfolio and ING
International Growth Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the
Registrant’s Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

(1)(lll)
Amendment #57, dated August 19, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Disciplined Small Cap Value
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A Registration
Statement on November 25, 2009 and incorporated herein by reference.

(1)(mmm)
Plan of Liquidation and Dissolution of Series of ING Multi-Manager International Small Cap Portfolio, effective
October 23, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A
Registration Statement on November 25, 2009 and incorporated herein by reference.

(1)(nnn)
Amendment #58, dated October 26, 2009, to the Amended and Restated Declaration of Trust dated February 26,
2002 (Abolition of Series of Shares of Beneficial Interest of the ING LifeStyle Portfolios) – Filed as an Exhibit
to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on April 29, 2010
and incorporated herein by reference.

(1)(ooo)
Amendment #59, effective November 27, 2009, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Adviser Class shares for ING Van Kampen Global Tactical Asset
Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A
Registration Statement on November 25, 2009 and incorporated herein by reference.

(1)(ppp)
Amendment #59, effective November 27, 2009, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Adviser Class shares for ING Van Kampen Global Tactical Asset
Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A
Registration Statement on April 29, 2010 and incorporated herein by reference.

(1)(qqq)
Amendment #60, effective March 22, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of an additional separate Series designated as ING DFA Global Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration
Statement on April 29, 2010 and incorporated herein by reference.

(1)(rrr)
Amendment #61, dated March 25, 2010, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of the ING T. Rowe Price Personal
Strategy Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form
N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(1)(sss)
Amendment #62, effective April 30, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Evergreen Health Sciences Portfolio to ING Wells Fargo Health
Care Portfolio, ING Evergreen Omega Portfolio to ING Wells Fargo Omega Growth Portfolio, ING Focus 5
Portfolio to ING DFA Global All Equity Portfolio, ING Lord Abbett Affiliated Portfolio to ING Lord Abbett
Growth and Income Portfolio, ING Stock Index Portfolio to ING U.S. Stock Index Portfolio, ING Van Kampen
Global Franchise Portfolio to ING Morgan Stanley Global Franchise Portfolio, and ING Van Kampen Global
Tactical Asset Allocation Portfolio to ING Morgan Stanley Global Tactical Asset Allocation Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on
April 29, 2010 and incorporated herein by reference.

(1)(ttt)
Amendment #63, effective May 27, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of the Service 2 Class shares of ING Limited Maturity Bond Portfolio and
ING Pioneer Fund Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form
N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

(1)(uuu)
Amendment #64, effective June 14, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Wells Fargo Omega Growth Portfolio to ING Large Cap Growth
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration
Statement on December 8, 2010 and incorporated herein by reference.

(1)(vvv)
Amendment #65, effective August 23, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING DFA Global All Equity Portfolio to ING DFA World Equity
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration
Statement on December 8, 2010 and incorporated herein by reference.

(1)(www)
Amendment #66, dated August 23, 2010, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of the ING Wells Fargo Small Cap
Disciplined Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A
Registration Statement on December 8, 2010 and incorporated herein by reference.

(1)(xxx)
Amendment #67, effective November 12, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Global
Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on
December 8, 2010 and incorporated herein by reference.

(1)(yyy)
Amendment #68, effective January 21, 2011, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Marsico International Opportunities Portfolio to ING T. Rowe
Price International Stock Portfolio and ING Pioneer Equity Income Portfolio to ING Large Cap Value Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement
on April 27, 2011 and incorporated herein by reference.

(1)(zzz)
Amendment #69, dated January 24, 2011, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds Growth-Income
Portfolio, ING BlackRock Large Cap Value Portfolio, ING Lord Abbett Growth and Income Portfolio, and ING
Morgan Stanley Global Tactical Asset Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment
No. 106 to the Registrant’s Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(1)(aaaa)
Amendment #70, effective April 29, 2011, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Van Kampen Growth and Income Portfolio to ING Invesco Van
Kampen Growth and Income Portfolio and ING Wells Fargo Health Care Portfolio to ING BlackRock Health
Sciences Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s
Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(1)(bbbb)
Amendment #71, effective July 1, 2011, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING Janus Contrarian Portfolio to ING Core Growth and Income Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement
on February 10, 2012 and incorporated herein by reference.

(1)(cccc)
Amendment #72, effective July 15, 2011, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (abolition of Service 2 Class shares of ING BlackRock Health Sciences Opportunities Portfolio
and ING Goldman Sachs Commodity Strategy Portfolio; and Institutional Class shares of ING Morgan Stanley
Global Franchise Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form
N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(1)(dddd)
Amendment #73, effective November 17, 2011, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of Service 2 Class shares of ING T. Rowe Price International Stock Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement
on February 10, 2012 and incorporated herein by reference.

(1)(eeee)
Amendment #74, dated December 5, 2011, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Core Growth and Income
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration
Statement on February 10, 2012 and incorporated herein by reference.

(1)(ffff)
Amendment #75, effective July 20, 2012, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING American Funds Bond Portfolio to ING Bond Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on
February 11, 2013 and incorporated herein by reference.

(1)(gggg)
Amendment #76, dated July 23, 2012, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds Growth Portfolio
and ING Artio Foreign Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s
Form N-1A Registration Statement on February 11, 2013 and incorporated herein by reference.

(1)(hhhh)
Amendment #77, effective March 25, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING Global Perspectives
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration
Statement on April 24, 2013 and incorporated herein by reference.

(1)(iiii)
Amendment #78, dated March 25, 2013, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Oppenheimer Active Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration
Statement on April 24, 2013 and incorporated herein by reference.

(1)(jjjj)
Amendment #79, effective April 30, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Invesco Van Kampen Growth and Income Portfolio to ING
Invesco Growth and Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the
Registrant’s Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

(1)(kkkk)
Amendment #80, effective May 1, 2013, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING Pioneer Fund Portfolio to ING Multi-Manager Large Cap Core
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration
Statement on April 24, 2013 and incorporated herein by reference.

(1)(llll)
Amendment #81, effective June 17, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of Service 2 Class of ING Pioneer Mid Cap Value Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28,
2014 and incorporated herein by reference.

(1)(mmmm)
Amendment #82, dated September 9, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Pioneer Mid Cap Value
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(nnnn)
Amendment #83, dated December 12, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING DFA Global Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(oooo)
Amendment #84, dated December 12, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Goldman Sachs Commodity
Strategy Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A
Registration Statement on April 28, 2014 and incorporated herein by reference.

(1)(pppp)
Amendment #85, effective February 5, 2014, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING PIMCO High Yield Portfolio to ING High Yield Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement
on April 28, 2014 and incorporated herein by reference.

(1)(qqqq)
Amendment #86, effective February 5, 2014, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING PIMCO Total Return Bond Portfolio to ING Total Return Bond
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(rrrr)
Amendment #87, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds Asset Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(ssss)
Amendment #88, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds International
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(tttt)
Amendment #89, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds World Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(uuuu)
Amendment #90, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Bond Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28,
2014 and incorporated herein by reference.

(1)(vvvv)
Amendment #91, dated March 24, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Total Return Bond Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement
on April 28, 2014 and incorporated herein by reference.

(1)(wwww)
Amendment #92, effective May 1, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (change of name of Registrant and its Series) – Filed as an Exhibit to Post-Effective
Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(1)(xxxx)
Amendment #93, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® BlackRock Health Sciences
Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form
N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

(1)(yyyy)
Amendment #94, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® BlackRock Large Cap Growth
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration
Statement on February 12, 2015 and incorporated herein by reference.

(1)(zzzz)
Amendment #95, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Marsico Growth Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement
on February 12, 2015 and incorporated herein by reference.

(1)(aaaaa)
Amendment #96, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® MFS Total Return Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement
on February 12, 2015 and incorporated herein by reference.

(1)(bbbbb)
Amendment #97, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® MFS Utilities Portfolio) – Filed
as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on
February 12, 2015 and incorporated herein by reference.

(1)(ccccc)
Amendment #98, dated March 9, 2015, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of Voya Global Resources Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement
on September 21, 2015 and incorporated herein by reference.

(1)(ddddd)
Amendment #99, dated August 17, 2015, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® DFA World Equity Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement
on September 21, 2015 and incorporated herein by reference.

(1)(eeeee)
Amendment #100, dated August 17, 2015, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Franklin Mutual Shares
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration
Statement on September 21, 2015 and incorporated herein by reference.

(1)(fffff)
Amendment #101, dated August 17, 2015, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Franklin Templeton
Founding Strategy Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form
N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(1)(ggggg)
Amendment #102, effective October 15, 2015, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Class R6 shares for Voya Large Cap Growth Portfolio and Voya Large
Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A
Registration Statement on November 19, 2015 and incorporated herein by reference.

(1)(hhhhh)
Amendment #103, effective April 11, 2016, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Class R6 shares for Voya Multi-Manager Large Cap Core Portfolio,
VY® BlackRock Inflation Protected Bond Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan
Emerging Markets Equity Portfolio, VY® JPMorgan Small Cap Core Equity Portfolio, VY® Morgan Stanley
Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio, VY® T. Rowe Price Equity
Income Portfolio, VY® T. Rowe Price International Stock Portfolio, and VY® Templeton Global Growth
Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration
Statement on April 26, 2016 and incorporated herein by reference.

(1)(iiiii)
Amendment #104, effective May 1, 2016, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of Voya Liquid Assets Portfolio to Voya Government Liquid Assets
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration
Statement on April 26, 2016 and incorporated herein by reference.

(1)(jjjjj)
Amendment #105, effective May 11, 2016, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Class R6 shares for VY® Clarion Global Real Estate Portfolio, VY®
Clarion Real Estate Portfolio, and VY® Franklin Income Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(1)(kkkkk)
Amendment #106, effective April 6, 2017, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Class P2 shares for Voya U.S. Stock Index Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25,
2017 and incorporated herein by reference.

(1)(lllll)
Amendment #107, dated July 17, 2017, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® FMR Diversified Mid Cap
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration
Statement on April 24, 2018 and incorporated herein by reference.

(1)(mmmmm)
Amendment #108, effective May 23, 2018, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of Class R6 shares of Voya Multi-Manager Large Cap Core Portfolio) – Filed
as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on
April 25, 2019 and incorporated herein by reference.

(1)(nnnnn)
Amendment #109, dated August 27, 2018, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of Voya Multi-Manager Large Cap
Core Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A
Registration Statement on April 25, 2019 and incorporated herein by reference.

(1)(ooooo)
Amendment #110, effective November 26, 2018, to the Amended and Restated Agreement and Declaration of
Trust dated February 26, 2002 (abolition of Class R6 shares of VY® Templeton Global Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on
April 25, 2019 and incorporated herein by reference.

(1)(ppppp)
Amendment #111, effective May 1, 2019, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of VY® Franklin Income Portfolio to Voya Balanced Income Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement
on April 25, 2019 and incorporated herein by reference.

(1)(qqqqq)
Amendment #112, dated September 3, 2019, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Templeton Global Growth
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration
Statement on February 11, 2020 and incorporated herein by reference.

(1)(rrrrr)
Plan of Liquidation and Dissolution of Series of ING Goldman Sachs Commodity Strategy Portfolio, effective
May 24, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Form N-1A
Registration Statement on April 23, 2020 and incorporated herein by reference.

(1)(sssss)
Plan of Liquidation and Dissolution of Series of ING DFA Global Allocation Portfolio, effective August 21, 2013
– Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Form N-1A Registration Statement
on April 23, 2020 and incorporated herein by reference.

(1)(ttttt)
Plan of Liquidation and Dissolution of Series of ING American Funds Global Growth and Income Portfolio,
effective January 17, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Form
N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

(1)(uuuuu)
Plan of Liquidation and Dissolution of Series of ING American Funds International Growth and Income Portfolio,
effective January 17, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Form
N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

(1)(vvvvv)
Amendment #113, dated July 23, 2021, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Change the resident agent of the Trust in the Commonwealth of Massachusetts) – Filed as an
Exhibit to Post-Effective Amendment No. 141 to the Registrant’s Form N-1A Registration Statement on
February 8, 2022 and incorporated herein by reference.

(1)(wwwww)
Amendment #114, effective April 6, 2022, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolish Class R6 of VY® T. Rowe Price International Stock Portfolio) – Amendment
#113, dated July 23, 2021, to the Amended and Restated Agreement and Declaration of Trust dated February 26,
2002 (Change the resident agent of the Trust in the Commonwealth of Massachusetts) – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(1)(xxxxx)
Amendment #115, effective May 1, 2022, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Re-designate VY® Clarion Global Real Estate Portfolio to VY CBRE Global Real
Estate Portfolio and VY Clarion Real Estate Portfolio to VY CBRE Real Estate Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(1)(yyyyy)
Amendment #116, dated July 25, 2022, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® T. Rowe Price International Stock
Portfolio) – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration
Statement on October 24, 2022 and incorporated herein by reference.

(1)(zzzzz)
Form of Amendment #117, effective October 13, 2022, to the Amended and Restated Agreement and Declaration
of Trust dated February 26, 2002 (establish an additional separate Series designated as Voya VACS Index Series S
Portfolio) – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration
Statement on October 24, 2022 and incorporated herein by reference.

(1)(aaaaaa)
Amendment #118, effective May 1, 2023, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (dissolution of Class P2 Shares) – Filed as an Exhibit to Post-Effective Amendment No.
146 to the Registrant’s Form N-1A Registration Statement on February 14, 2024 and incorporated herein by reference.

(1)(bbbbbb)
Amendment #119, effective May 1, 2023, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (dissolution of Class R6 Shares) – Filed as an Exhibit to Post-Effective Amendment No.
146 to the Registrant’s Form N-1A Registration Statement on February 14, 2024 and incorporated herein by reference.

(1)(cccccc)
Amendment #120, effective December 6, 2024, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Re-designate VY® BlackRock Inflation Protected Bond Portfolio to Voya Inflation
Protected Bond Plus Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 148 to the Registrant’s
Form N-1A Registration Statement on February 14, 2025 and incorporated herein by reference.

(1)(dddddd)
Amendment #121, effective May 1, 2025, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 Re-designate Voya Retirement Growth Portfolio to Voya Retirement Aggressive Portfolio
and re-designate Voya Retirement Moderate Growth Portfolio to Voya Retirement Moderately Aggressive
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration
Statement on February 18, 2026 and incorporated herein by reference.

(1)(eeeeee)
Agreement and Plan of Reorganization, dated September 18, 2025, (Voya Large Cap Value Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on
February 18, 2026 and incorporated herein by reference.

(1)(ffffff)
Agreement and Plan of Reorganization, dated September 18, 2025, (VY® T. Rowe Price Equity Income Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration Statement
on February 18, 2026 and incorporated herein by reference.

(1)(gggggg)
Plan of Liquidation and Dissolution of Series of Voya Global Perspectives® Portfolio, effective February 23, 2026
– Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration Statement
on February 18, 2026 and incorporated herein by reference.

(2)
Voya Investors Trust Amended and Restated By-laws, dated March 18, 2018 – Filed as an Exhibit to
Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on April 25, 2019 and
incorporated herein by reference.

(3)	Not applicable.
(4)
Form of Agreement and Plan of Reorganization by and between Voya Investors Trust, on behalf of its series,
VY® CBRE Global Real Estate Portfolio, and Voya Investors Trust, on behalf of its series, VY® Columbia Real
Estate Portfolio (formerly, VY® CBRE Real Estate Portfolio) – Attached as Appendix A to the Combined Proxy
Statement/Prospectus.

(5)
Instruments Defining Rights of Security Holders – Filed as an Exhibit to Post-Effective Amendment No. 40 to the
Registrant’s Form N-1A Registration Statement on May 3, 1999 and incorporated herein by reference.

(6)(a)
Investment Management Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments,
LLC (Unified Fee Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s
Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(a)(i)
Amended Schedules A and B, dated January 1, 2026, to the Investment Management Agreement, effective May 1,
2017, between Voya Investors Trust and Voya Investments, LLC (Unified Fee Portfolios- VY Morgan Stanley
Global Franchise Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form
N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(6)(a)(ii)
Waiver Letter, dated May 1, 2025, to waive a portion of the investment management fee for Voya High Yield
Portfolio, VY® Invesco Growth and Income Portfolio, VY® Morgan Stanley Global Franchise Portfolio, and
VY® T. Rowe Price Equity Income Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an
Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on April 28,
2025 and incorporated herein by reference.

(6)(b)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
May 1, 2015, between Voya Investors Trust and Voya Investments, LLC (Voya Global Perspectives® Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement
on September 21, 2015 and incorporated herein by reference.

(6)(b)(i)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and
Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form
N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

(6)(c)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
May 1, 2015, between Voya Investors Trust and Voya Investments, LLC (VY® Clarion Global Real Estate
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration
Statement on September 21, 2015 and incorporated herein by reference.

(6)(c)(i)
Amended Schedule A, dated October 2022, to the Amended and Restated Investment Management Agreement,
dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya
Investments, LLC – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A
Registration Statement on October 24, 2022 and incorporated herein by reference.

(6)(c)(ii)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and
Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form
N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

(6)(d)
Investment Management Agreement, dated May 1, 2017, between Voya Investors Trust and Voya Investments,
LLC (Traditional Fee Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s
Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(d)(i)
Amended Schedule A, dated December 6, 2024, to the Investment Management Agreement, dated May 1, 2017, between Voya Investors Trust and Voya Investments, LLC (Traditional Portfolios) – Filed as an Exhibit to
Post-Effective Amendment No. 148 to the Registrant’s Form N-1A Registration Statement on February 14, 2025
and incorporated herein by reference.

(6)(d)(ii)
Amended Schedules B and C, dated September 2020, to the Investment Management Agreement, dated May 1,
2017, between Voya Investors Trust and Voya Investments, LLC (Traditional Fee Portfolios) – Filed as an Exhibit
to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on April 26, 2021
and incorporated herein by reference.

(6)(e)
Sub-Advisory Agreement, effective January 21, 2026, among Voya Investors Trust, Voya Investments, LLC and
Columbia Management Investment Advisers, LLC with respect to VY® Columbia Real Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on
February 18, 2026 and incorporated herein by reference.

(6)(f)
Sub-Advisory Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and CBRE
Clarion Securities LLC with respect to VY® Clarion Global Real Estate Portfolio and VY® Clarion Real Estate
Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration
Statement on April 25, 2017 and incorporated herein by reference.

(6)(f)(i)
Amended Schedule A, effective January 21, 2026, to the Sub-Advisory Agreement between Voya Investors Trust,
Voya Investments, LLC and CBRE Investment Management Listed Real Assets LLC (formerly, CBRE Clarion
Securities LLC), effective May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 150 to the
Registrant’s Form N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(6)(f)(ii)
Termination Letter to the Sub-Advisory Agreement, effective July 24, 2026, between the Registrant, Voya
Investments, LLC and CBRE Investment Management Listed Real Assets LLC with respect to VY® CBRE
Global Real Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form
N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(6)(f)(iii)
Termination Letter to the Sub-Advisory Agreement, effective January 21, 2026, between the Registrant, Voya
Investments, LLC and CBRE Investment Management Listed Real Assets LLC with respect to VY® CBRE Real
Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A
Registration Statement on February 18, 2026 and incorporated herein by reference.

(6)(g)
Sub-Advisory Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and Voya
Investment Management, Co. LLC with respect to Voya Balanced Income Portfolio (formerly, VY® Franklin
Income Portfolio), Voya Large Cap Growth Portfolio and Voya Large Cap Value Portfolio – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and
incorporated herein by reference.

(6)(g)(i)
Amended Schedule A, dated November 21, 2025, to the Sub-Advisory Agreement among Voya Investors Trust,
Voya Investments, LLC and Voya Investment Management Co. LLC, effective May 1, 2017 (with respect to Voya
Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s
Form N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(6)(h)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investors Trust, Voya Investments, LLC and Voya
Investment Management, Co. LLC with respect to Voya Retirement Portfolios – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and
incorporated herein by reference.

(6)(h)(i)
Amended Schedule A, dated October 2025, to the Sub-Advisory Agreement among Voya Investors Trust, Voya
Investments, LLC and Voya Investment Management Co. LLC, effective May 1, 2017 (with respect to the Voya
Retirement Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A
Registration Statement on February 18, 2026 and incorporated herein by reference.

(6)(i)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investors Trust, Voya Investments, LLC and Voya
Investment Management, Co. LLC with respect to Voya Government Liquid Assets Portfolio, Voya High Yield
Portfolio, Voya Limited Maturity Bond Portfolio, and Voya U.S. Stock Index Portfolio – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and
incorporated herein by reference.

(6)(i)(i)
Amended Schedule A, effective October 21, 2022, to the Sub-Advisory Agreement, among Voya Investors Trust,
Voya Investments, LLC and Voya Investment Management, Co. LLC effective May 1, 2017 (with respect to Voya
VACS Index Series S Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s
Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(6)(j)
Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and Invesco Advisers, Inc. with respect to VY® Invesco Growth and Income Portfolio – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and
incorporated herein by reference.

(6)(j)(i)
Amended Schedule B, effective January 1, 2021, to the Portfolio Management Agreement among Voya Investors
Trust, Voya Investments, LLC and Invesco Advisers, Inc. (with respect to VY® Invesco Growth and Income
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration
Statement on April 26, 2021 and incorporated herein by reference.

(6)(k)
Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and J.P. Morgan Investment Management Inc. with respect to VY® JPMorgan Emerging Markets Equity Portfolio and VY® JPMorgan Small Cap Core Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No.
129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(k)(i)
Amended Schedule A, effective January 1, 2023, among Voya Investors Trust, Voya Investments, LLC and J.P.
Morgan Investment Management Inc. with respect to VY® JPMorgan Emerging Markets Equity Portfolio and
VY® JPMorgan Small Cap Core Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 145 to
the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(6)(l)
Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and Morgan Stanley Investment Management Inc. with respect to VY® Morgan Stanley Global Franchise
Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration
Statement on April 25, 2017 and incorporated herein by reference.

(6)(m)
Sub-Advisory Agreement, dated May 1, 2017, between Morgan Stanley Investment Management, Inc. and
Morgan Stanley Investment Management Limited with respect to VY® Morgan Stanley Global Franchise
Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration
Statement on April 24, 2018 and incorporated herein by reference.

(6)(n)
Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and T. Rowe Price Associates, Inc. with respect to VY® T. Rowe Price Capital Appreciation Portfolio, VY® T.
Rowe Price Equity Income Portfolio and VY® T. Rowe Price International Stock Portfolio – Filed as an Exhibit
to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017
and incorporated herein by reference.

(6)(n)(i)
First Amendment, effective January 1, 2018, to the Portfolio Management Agreement dated May 1, 2017 among
Voya Investors Trust, Voya Investments, LLC, and T. Rowe Price Associates, Inc. – Filed as an Exhibit to
Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement on April 24, 2018 and
incorporated herein by reference.

(6)(n)(ii)
Amended Schedule A & B, effective July 8, 2022, to the Portfolio Management Agreement among Voya Investors
Trust, Voya Investments, LLC and T. Rowe Price Associates, Inc., effective May 1, 2017 – Filed as an Exhibit to
Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and
incorporated herein by reference.

(6)(n)(iii)
Termination to the Sub-Advisory Agreement, effective February 6, 2026, between the Registrant, Voya
Investments, LLC and T. Rowe Price Associates, Inc. (with respect to VY® T. Rowe Price Equity Income
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration
Statement on February 18, 2026 and incorporated herein by reference.

(6)(o)
Investment Sub-Advisory Agreement, dated March 7, 2022, between T. Rowe Price Associates, Inc. and T. Rowe
Price Investment Management, Inc. (VY® T. Rowe Price Capital Appreciation Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(6)(p)
Sub-Advisory Agreement, effective November 18, 2014, between Voya Investors Trust, Voya Investments, LLC and Voya Investment Management, Co. LLC (Voya Global Perspectives® Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and
incorporated herein by reference.

(6)(p)(i)
Termination Letter to the Sub-Advisory Agreement, effective May 15, 2026, between the Registrant, Voya
Investments, LLC and Voya Investment Management, Co. LLC (Voya Global Perspectives® Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on
February 18, 2026 and incorporated herein by reference.

(6)(q)
Portfolio Management Agreement, effective October 27, 2025, between Voya Investors Trust, Voya Investments,
LLC and T. Rowe Price Associates, Inc. (Voya Large Cap Growth Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on February 18, 2026
and incorporated herein by reference.

(6)(r)
Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and Voya Investors
Trust (VY® Clarion Global Real Estate Portfolio and Voya Global Perspectives® Portfolio) – Filed as an Exhibit
to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016
and incorporated herein by reference.

(6)(r)(i)
Side Letter Agreement, dated May 1, 2025, between Voya Investments, LLC and Voya Investors Trust with respect to lowering the expense ratio for Voya Global Perspectives® Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A
Registration Statement on April 28, 2025 and incorporated herein by reference.

(6)(s)
Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC
– Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement
on April 25, 2017 and incorporated herein by reference.

(6)(s)(ii)
Recoupment Waiver, dated May 1, 2017, between Voya Investments, LLC and Voya Investors Trust with respect to VY® T. Rowe Price International Stock Portfolio, VY® Franklin Income Portfolio, and VY® Clarion Real
Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A
Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(s)(iii)
Amended Schedule A, effective December 6, 2024, to the Expense Limitation Agreement, effective May 1, 2017, between the Registrant and Voya Investments, LLC (with respect to Voya Inflation Protected Bond Plus Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 148 to the Registrant’s Form N-1A Registration Statement
on February 14, 2025 and incorporated herein by reference.

(6)(t)
Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC with respect to Voya Retirement Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 129 to the
Registrant’s Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(u)
Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC with respect to Voya Large Cap Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to
the Registrant’s Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(v)
Money Market Fund Expense Limitation Agreement, effective May 1, 2017, among Voya Investments, LLC, Voya
Investments Distributor, LLC, and Voya Investors Trust with respect to Voya Government Liquid Assets Portfolio
– Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement
on April 24, 2018 and incorporated herein by reference.

(6)(v)(i)
Letter Agreement, dated May 1, 2026, to waive a portion of the fees for Voya Government Liquid Assets
Portfolio for the period from May 1, 2026 through May 1, 2027 – Filed as an Exhibit to Post-Effective
Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on February 18, 2026 and
incorporated herein by reference.

(6)(w)
Expense Limitation Agreement Side Letter Agreement, dated May 1, 2025, between the Voya Investments, LLC and Voya Investors Trust with respect to VY® JPMorgan Emerging Markets Equity Portfolio for the period of
May 1, 2025 through May 1, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s
Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(7)(a)
Distribution Agreement, effective November 18, 2014, between Voya Investors Trust and Voya Investments
Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A
Registration Statement on April 28, 2015 and incorporated herein by reference.

(7)(a)(i)
Amended Schedule A, dated October 16, 2025, to the Distribution Agreement between Voya Investors Trust and
Voya Investment Distributor, LLC, dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment
No. 150 to the Registrant’s Form N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(7)(b)
Placement Agent Agreement, effective October 21, 2022, between Voya Investors Trust and Voya Investments
Distributor, LLC (Voya VACS Index Series S Portfolio) – Filed as an Exhibit to Post-Effective Amendment No.
145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(8)(a)
Amended and Restated Deferred Compensation Plan for Independent Directors dated January 16, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on
April 28, 2025 and incorporated herein by reference.

(8)(a)(i)
Amended Schedule A, effective January 27, 2022 to the Amended and Restated Deferred Compensation Plan for
Independent Directors dated January 14, 2021 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the
Registrant’s Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

(9)(a)
Custody Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to
Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement on September 2, 2003
and incorporated herein by reference.

(9)(a)(i)
Amendment, dated November 21, 2022, to the Custody Agreement, dated January 6, 2003, between the Registrant and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 145 to the
Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(9)(a)(ii)
Amended Exhibit A, effective May 1, 2024, to the Custody Agreement, dated January 6, 2003, with The Bank of
New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant’s Form N-1A
Registration Statement on April 24, 2024 and incorporated herein by reference.

(9)(b)
Foreign Custody Manager Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an
Exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on
November 5, 2003 and incorporated herein by reference.

(9)(b)(i)
Amended Exhibit A, effective May 1, 2024, to the Foreign Custody Manager Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 147 to the
Registrant’s Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

(9)(b)(ii)
Amendment, dated July 21, 2021, to the Foreign Custody Manager Agreement with The Bank of New York
Mellon dated January 6, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s
Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(9)(c)
Fund Accounting Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to
Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on February 27, 2004
and incorporated herein by reference.

(9)(c)(i)
Amended Exhibit A, effective May 1, 2024, to the Fund Accounting Agreement with The Bank of New York
Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant’s
Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

(9)(c)(ii)
Amendment, effective November 21, 2022, to the Fund Accounting Agreement with The Bank of New York
Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s
Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(9)(c)(iii)
Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund
Accounting Agreement, dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 132 to the
Registrant’s Form N-1A Registration Statement on April 24, 2018 and incorporated herein by reference.

(9)(c)(iv)
Amendment, dated January 1, 2019, to the Fund Accounting Agreement, dated January 6, 2003, with The Bank of
New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A
Registration Statement on April 25, 2019 and incorporated herein by reference.

(10)(a)
Seventh Amended and Restated Distribution Plan with Voya Investors Trust for Service 2 Class shares, effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant’s Form N-1A
Registration Statement on April 24, 2024 and incorporated herein by reference.

(10)(b)
Eighth Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares, effective
November 21, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A
Registration Statement on February 18, 2026 and incorporated herein by reference.

(10)(b)(ii)
Waiver Letter, dated May 1, 2025, to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee payable under the Voya Investors Trust Seventh Amended and Restated Shareholder Service and
Distribution Plan for the Adviser Class shares of Voya Global Perspectives® Portfolio from May 1, 2025 through
May 1, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A
Registration Statement on April 28, 2025 and incorporated herein by reference.

(10)(c)
Fifth Amended and Restated Shareholder Service Plan for Service Class and Service 2 Class Shares, effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant’s Form N-1A
Registration Statement on April 24, 2024 and incorporated herein by reference.

(10)(c)(ii)
Waiver Letter, dated May 1, 2026, to waive a portion of the shareholder service fee for Service Class Shares of
Voya U.S. Stock Index Portfolio from May 1, 2026 through May 1, 2027 – Filed as an Exhibit to Post-Effective
Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on February 18, 2026 and
incorporated herein by reference.

(10)(d)
Fourth Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares effective
November 16, 2023 (Voya Retirement Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 147 to
the Registrant’s Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

(10)(d)(i)
Amended Schedule A, dated October 2025, to the Fourth Amended and Restated Shareholder Service and
Distribution Plan for Adviser Class shares effective November 16, 2023 (Voya Retirement Portfolios) – Filed as
an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on
February 18, 2026 and incorporated herein by reference.

(10)(d)(ii)
Waiver Letter, dated May 1, 2026, to waive a portion of the distribution fee for Adviser Class shares of Voya
Retirement Portfolios for the period from May 1, 2026 through May 1, 2027 –  Filed as an Exhibit to
Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on February 18, 2026
and incorporated herein by reference.

(10)(e)
Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares effective
November 16, 2023 (Voya U.S. Stock Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No.
147 to the Registrant’s Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

(10)(f)
Sixth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Investors Trust, approved
May 1, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 148 to the Registrant’s Form N-1A
Registration Statement on February 14, 2025 and incorporated herein by reference.

(10)(f)(i)
Amended Schedule A, dated May 1, 2025, to the Sixth Amended and Restated Multiple Class Plan Pursuant to
Rule 18f-3 for Voya Investors Trust – Filed as an Exhibit to Post-Effective Amendment No. 150 to the
Registrant’s Form N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement (333-294276) on March 13, 2026 and incorporated herein by reference.
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.
(13)(a)
Securities Lending Agreement and Guaranty with The Bank of New York Mellon and Schedule I, dated August 7,
2003 – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration
Statement on February 27, 2004 and incorporated herein by reference.

(13)(a)(i)
Amended Exhibit A, effective April 4, 2022, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A
Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(a)(ii)
Global Securities Lending Supplement – Filed as an Exhibit to Post-Effective Amendment No. 63 to the
Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(13)(a)(iii)
Amendment, effective October 1, 2011, to the Securities Lending Agreement and Guaranty, dated August 7, 2003
– Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement
on April 24, 2018 and incorporated herein by reference.

(13)(a)(iv)
Amendment, effective March 21, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003
– Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement
on April 25, 2019 and incorporated herein by reference.

(13)(a)(v)
Amendment, effective March 26, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003
– Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement
on April 25, 2019 and incorporated herein by reference.

(13)(a)(vi)
Amendment, effective March 30, 2023, to the Securities Lending Agreement and Guaranty, dated August 7, 2003
– Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A Registration Statement
on April 24, 2023 and incorporated herein by reference.

(13)(a)(vii)
Amendment, effective September 25, 2024, to the Securities Lending Agreement and Guaranty with The Bank of
New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the
Registrant’s Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(13)(a)(viii)
Amendment, effective May 1, 2025, to the Securities Lending Agreement and Guaranty with The Bank of New
York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s
Form N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(13)(b)
Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Services (US)
Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Investors Trust – Filed as an Exhibit to
Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and
incorporated herein by reference.

(13)(b)(i)
Amendment, effective May 1, 2024, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(13)(b)(ii)
Amendment, effective February 9, 2023, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(iii)
Amendment, effective November 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(iv)
Amendment, effective November 18, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(v)
Amendment, effective October 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between, the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(vi)
Amendment, effective April 4, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between, the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(vii)
Amendment, effective May 1, 2020, to the Transfer Agency Services Agreement, dated February 25, 2009, between, the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 138 to the Registrant’s Form N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

(13)(b)(viii)
Amendment, effective November 5, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on February 11, 2020 and
incorporated herein by reference.

(13)(b)(ix)
Amendment, effective May 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on February 11, 2020 and
incorporated herein by reference.

(13)(b)(x)
Amendment, effective January 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

(13)(b)(xi)
Amendment effective February 8, 2011, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc.– Filed as an Exhibit to Post-Effective
Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(13)(c)
Allocation Agreement dated May 24, 2002 – Fidelity Bond – Filed as an Exhibit to Post-Effective Amendment
No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(13)(c)(i)
Amended Schedule A, dated February 28 2025, with respect to the Allocation Agreement – Fidelity Bond – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on
February 18, 2026 and incorporated herein by reference.

(13)(d)
Allocation Agreement dated May 24, 2002 – Directors & Officers Liability – Filed as an Exhibit to Post-Effective
Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(13)(d)(i)
Amended Schedule A, dated July 2021, with respect to the Allocation Agreement – Directors and Officers
Liability – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration
Statement on April 21, 2022 and incorporated herein by reference.

(13)(e)
Amended and Restated Proxy Agent Fee Allocation Agreement, effective August 21, 2003, as amended and restated on January 1, 2008 between the Registrant, Voya Investments, LLC, and Voya Investment Management
Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration
Statement on April 28, 2015 and incorporated herein by reference.

(13)(e)(i)
Amended Schedule A, dated July 2021, with respect to the Amended and Restated ISS Proxy Voting Fee
Allocation Agreement – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A
Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(f)
FT Interactive Fee Allocation Agreement effective as of August 21, 2003 between FT Interactive Data
Corporation and ING Investments, LLC. – Filed as an Exhibit to Post-Effective Amendment No. 142 to the
Registrant’s Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(f)(i)
Amended Schedule A, dated July 2021, with respect to the FT Interactive Fee Allocation Agreement – Filed as an
Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21,
2022 and incorporated herein by reference.

(13)(f)(ii)
Form of Amendment No. 63 FundRun Schedule of Data Services, effective October 21, 2022 with respect to ICE
Data Pricing & Reference Data, LLC (formerly FT Interactive Data Corporation) – Filed as an Exhibit to
Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and
incorporated herein by reference.

(13)(g)
Amended and Restated Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee
Allocation Agreement effective July 6, 2006 as amended and restated January 1, 2007 between the Registrant and
Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A
Registration Statement on April 27, 2007 and incorporated herein by reference.

(13)(g)(i)
Amended Schedule A and Schedule B, dated November 2013, to the Amended and Restated Bank of New
York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement – Filed as an Exhibit
to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on April 26, 2021
and incorporated herein by reference.

(13)(h)
Global Industry Classification Standards Services Fee Allocation Agreement, dated May 1, 2007, between ING
Funds Services, LLC, ING Funds Distributor, LLC and Morgan Stanley Capital International, Inc. – Filed as an
Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21,
2022 and incorporated herein by reference.

(13)(h)(i)
Amended Schedule A, dated July 2021, with respect to the Global Industry Classification Standards Services Fee
Allocation Agreement, dated May 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the
Registrant’s Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(i)
Amended and Restated Investment Company Institute Fee Allocation Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the
Registrant’s Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(i)(i)
Amended Schedule A, dated July 2021, with respect to the Amended and Restated Investment Company Institute
Fee Allocation Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022
and incorporated herein by reference.

(13)(i)(ii)
Amendment effective January 1, 2006 to the Amended and Restated Investment Company Institute Fee Allocation
Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(13)(i)(iii)
Amendment effective March 1, 2006 to the Amended and Restated Investment Company Institute Fee Allocation
Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(13)(j)
Fund of Funds Investment Agreement with BlackRock, Inc. dated January 19, 2022 – Filed as an Exhibit to
Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and
incorporated herein by reference.

(13)(j)(i)
Amended and Restated Schedule A, dated April 24, 2025 to the Fund of Funds Investment Agreement with
BlackRock, Inc. dated January 19, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 150 to the
Registrant’s Form N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(13)(k)
Fund of Funds Investment Agreement with DBX ETF Trust, dated January 19, 2022 – Filed as an Exhibit to
Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and
incorporated herein by reference.

(13)(k)(i)
Amended and Restated Schedule A, dated July 15, 2025 to the Fund of Funds Investment Agreement with DBX
ETF Trust dated January 19, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s
Form N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(13)(l)
Fund of Funds Investment Agreements with Charles Schwab Investment Management, Inc. dated January 19,
2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration
Statement on October 24, 2022 and incorporated herein by reference.

(13)(l)(i)
Amendment dated April 5, 2022 to the Fund of Funds Investment Agreement with Charles Schwab Investment
Management, Inc. dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the
Registrant’s Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

(13)(m)
Fund of Funds Investment Agreement with SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust
dated October 5, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A
Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(m)(i)
Amendment to the Fund of Funds Investment Agreement, dated July 15, 2025, with SPDR Series Trust, SPDR
Index Shares Funds and SSGA Active Trust dated October 5, 2022 – Filed as an Exhibit to Post-Effective
Amendment No. 150 to the Registrant’s Form N-1A Registration Statement on February 18, 2026 and
incorporated herein by reference.

(13)(n)
Fund of Funds Investment Agreement with Teachers Advisors, LLC dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022
and incorporated herein by reference.

(13)(n)(i)
First Amendment dated April 5, 2022 to the Fund of Funds Investment Agreement with Teachers Advisors, LLC dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A
Registration Statement on October 24, 2022 and incorporated herein by reference.

(13)(n)(ii)
Second Amendment dated February 3, 2023 to the Fund of Funds Investment Agreement with Teachers Advisors,
LLC dated January 19, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form
N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(o)
Fund of Funds Investment Agreement with The Vanguard Group dated January 19, 2022 as amended April 1,
2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration
Statement on October 24, 2022 and incorporated herein by reference.

(13)(o)(i)
Amended Schedule A dated September 26, 2022 to the Fund of Funds Investment Agreement with The Vanguard
Group dated January 19, 2022 as amended April 1, 2022 – Filed as an Exhibit to Amendment No. 144
(811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

(13)(p)
Funds of Funds Investment Agreement with BNY Mellon ETF Investment Adviser, LLC dated January 25, 2023 –
Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A Registration Statement
on April 24, 2023 and incorporated herein by reference.

(13)(q)
Funds of Funds Investment Agreement with The Select Sector SPDR Trust, dated May 3, 2023 – Filed as an
Exhibit to Post-Effective Amendment No. 146 to the Registrant’s Form N-1A Registration Statement on
February 14, 2024 and incorporated herein by reference.

(13)(q)(i)
Amendment to the Funds of Funds Investment Agreement dated July 15, 2025, with the Select Sector SPDR
Trust, dated May 3, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 150 to the Registrant’s Form
N-1A Registration Statement on February 18, 2026 and incorporated herein by reference.

(13)(r)
Fund Administration Support Services Agreement between Voya Investments, LLC and The Bank of New York
Mellon (Redacted) dated July 29, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the
Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm – Filed herein.
(15)	Not applicable.
(16)	Powers of Attorney – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement (333-294276) on March 16, 2026 and incorporated herein by reference.
(17)	Not applicable.
Item 17. Undertakings
1. The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2. The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3. The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 22nd day of April 2026.

VOYA INVESTORS TRUST

By:	/s/ Joanne F. Osberg
Joanne F. Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Christian G. Wilson*	President, Chief/Principal Executive	April 22, 2026
Officer and Interested Trustee
Todd Modic*	Senior Vice President, Chief/Principal	April 22, 2026
Financial Officer, and Assistant Secretary
Fred Bedoya*	Vice President, Principal Accounting	April 22, 2026
Officer, and Treasurer
Colleen D. Baldwin*	Trustee	April 22, 2026
John V. Boyer*	Trustee	April 22, 2026
Jody T. Foster*	Trustee	April 22, 2026
Dennis A. Johnson*	Trustee	April 22, 2026
Joseph E. Obermeyer*	Trustee	April 22, 2026
Christopher P. Sullivan*	Trustee	April 22, 2026
Mark R. Wetzel*	Trustee	April 22, 2026
*By: /s/ Joanne F. Osberg
Joanne F. Osberg
as Attorney-in-Fact**

**Powers of Attorney for Christian G. Wilson, Todd Modic, Fred Bedoya, and each Trustee – Filed as an Exhibit to the Registrant’s From N-14 Registration Statement (333-294276) on March 13, 2026 and incorporated herein by reference.

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